As filed with the Securities and Exchange Commission on January 29, 2019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-00582

NEUBERGER BERMAN EQUITY FUNDS
(Exact Name of Registrant as Specified in Charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)

Registrant's telephone number, including area code: (212) 476-8800

Joseph V. Amato, Chief Executive Officer and President
Neuberger Berman Equity Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002

Arthur C. Delibert, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of Agents for Service)

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of their first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (“1940 Act”) (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.

Schedule of Investments Dividend Growth Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)
Common Stocks 95.2%

Aerospace & Defense 6.0%
Boeing Co.	3,300	$1,144
General Dynamics Corp.	6,000	1,109
Raytheon Co.	5,900	1,035
		3,288
Auto Components 1.5%
Aptiv PLC	11,600	834

Banks 6.4%
Comerica, Inc.	12,500	990
JPMorgan Chase & Co.	10,900	1,212
PNC Financial Services Group, Inc.	9,700	1,317
		3,519
Beverages 1.5%
Coca-Cola Co.	16,500	832

Biotechnology 2.6%
Gilead Sciences, Inc.	19,400	1,396

Capital Markets 1.8%
Virtu Financial, Inc. Class A	40,000	1,007

Communications Equipment 2.1%
Cisco Systems, Inc.	23,900	1,144

Diversified Consumer Services 1.5%
Service Corp. International	17,900	827

Diversified Financial Services 1.9%
Voya Financial, Inc.	23,000	1,034

Electronic Equipment, Instruments & Components 2.3%
Corning, Inc.	38,700	1,247

Equity Real Estate Investment Trusts 4.5%
American Tower Corp.	5,750	946
Equinix, Inc.	2,000	770
Outfront Media, Inc.	36,700	763
		2,479
Food & Staples Retailing 4.8%
Walgreens Boots Alliance, Inc.	17,600	1,490
Walmart, Inc.	11,500	1,123
		2,613
Food Products 1.7%
Mondelez International, Inc. Class A	21,050	947

Health Care Equipment & Supplies 1.6%
STERIS PLC	7,300	869

Hotels, Restaurants & Leisure 4.2%
Carnival Corp.	20,000	1,206
MGM Resorts International	40,500	1,092
		2,298
	Number of Shares	Value† (000's)
Industrial Conglomerates 1.9%
Honeywell International, Inc.	7,100	$1,042

Insurance 3.7%
Aon PLC	7,500	1,238
Hartford Financial Services Group, Inc.	17,100	756
		1,994
IT Services 5.3%
Automatic Data Processing, Inc.	8,400	1,238
InterXion Holding NV *	14,000	872
Leidos Holdings, Inc.	12,300	775
		2,885
Media 3.4%
CBS Corp. Class B	16,700	905
Interpublic Group of Cos., Inc.	40,500	951
		1,856
Metals & Mining 4.4%
Cobalt 27 Capital Corp. *	180,000	637
First Quantum Minerals Ltd.	98,900	908
Franco-Nevada Corp.	12,700	875
		2,420
Multi-Utilities 2.0%
Sempra Energy	9,600	1,106

Oil, Gas & Consumable Fuels 9.0%
Devon Energy Corp.	40,600	1,097
EOG Resources, Inc.	10,400	1,075
Kinder Morgan, Inc.	58,300	995
Occidental Petroleum Corp.	10,000	703
Suncor Energy, Inc.	33,300	1,075
		4,945
Pharmaceuticals 8.9%
AstraZeneca PLC ADR	30,000	1,194
Bristol-Myers Squibb Co.	22,100	1,181
Novartis AG ADR	12,900	1,181
Pfizer, Inc.	29,000	1,341
		4,897
Road & Rail 2.5%
CSX Corp.	18,500	1,344

Semiconductors & Semiconductor Equipment 3.1%
Maxim Integrated Products, Inc.	16,650	931
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	20,900	786
		1,717
Software 4.6%
Microsoft Corp.	12,100	1,342
	Number of Shares	Value† (000's)
Oracle Corp.	24,400	$1,189
		2,531
Technology Hardware, Storage & Peripherals 2.0%
Apple, Inc.	6,075	1,085

Total Common Stocks (Cost $47,832)		52,156

Short-Term Investments 4.4%

Investment Companies 4.4%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(a) (Cost $2,407)	2,407,050	2,407

Total Investments 99.6% (Cost $50,239)		54,563
Other Assets Less Liabilities 0.4%		230

Net Assets 100.0%		$54,793

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Dividend Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$52,156	$—	$—	$52,156
Short-Term Investments	—	2,407	—	2,407
Total Investments	$52,156	$2,407	$—	$54,563

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 94.6%

Brazil 7.2%
Atacadao Distribuicao Comercio e Industria Ltda	2,737,100	$11,965
B3 SA - Brasil Bolsa Balcao	2,598,900	18,953
BK Brasil Operacao e Assessoria a Restaurantes SA *	2,001,685	9,814
Energisa SA	2,292,456	22,180
Itau Unibanco Holding SA, Preference Shares	2,172,400	20,239
Localiza Rent a Car SA	625,300	4,355
Pagseguro Digital Ltd. Class A *	273,100	6,554
		94,060
China 28.6%
3SBio, Inc. (a)	1,516,000	2,240
A-Living Services Co. Ltd., H Shares *(a)	3,234,750	4,281
Alibaba Group Holding Ltd. ADR *	192,752	31,006
Baidu, Inc. ADR *	114,300	21,520
Changyou.com Ltd. ADR	167,700	3,295
China Everbright International Ltd.	13,309,900	11,678
China Medical System Holdings Ltd.	4,006,800	4,384
China Mobile Ltd.	3,109,500	30,996
CNOOC Ltd.	9,581,600	16,187
Greentown Service Group Co. Ltd. (a)	1,066,000	922
Huatai Securities Co. Ltd., H Shares (a)	9,451,200	15,661
Industrial & Commercial Bank of China Ltd., H Shares	35,306,400	25,217
Kweichow Moutai Co. Ltd. Class A	64,591	5,280
Lens Technology Co. Ltd. Class A	5,832,610	6,687
Momo, Inc. ADR *	251,139	7,873
Ping An Insurance Group Co. of China Ltd., H Shares	4,436,000	43,231
Sinopharm Group Co. Ltd., H Shares	2,145,600	10,586
Sunny Optical Technology Group Co. Ltd.	2,159,800	21,135
Tencent Holdings Ltd.	1,596,400	63,822
Vipshop Holdings Ltd. ADR *	1,369,562	7,902
Weibo Corp. ADR *(b)	70,837	4,511
Zhejiang Huace Film & TV Co. Ltd., Class A	9,185,617	11,732
Number of Shares		Value† (000's)
Zhuzhou CRRC Times Electric Co. Ltd., H Shares	2,133,500	$11,485
ZTO Express Cayman, Inc. ADR (b)	640,075	10,984
		372,615
Colombia 0.2%
Bancolombia SA ADR	54,886	2,196

Czech Republic 0.8%
Komercni Banka A/S	265,005	10,419

Hong Kong 2.6%
ASM Pacific Technology Ltd.	1,154,100	11,846
China Gas Holdings Ltd.	702,000	2,416
Haier Electronics Group Co. Ltd. *	2,502,200	5,861
Sino Biopharmaceutical Ltd.	14,572,200	13,381
		33,504
India 11.1%
Ashok Leyland Ltd.	6,464,725	10,408
CreditAccess Grameen Ltd. *	1,066,345	5,928
Cummins India Ltd.	900,753	10,449
Dabur India Ltd.	975,308	5,763
Dewan Housing Finance Corp. Ltd.	1,918,027	5,851
HDFC Bank Ltd.	613,721	18,693
Housing Development Finance Corp. Ltd.	750,717	21,485
ICICI Bank Ltd.	3,751,008	19,200
JM Financial Ltd.	2,037,607	2,559
Mahindra & Mahindra Ltd.	607,528	6,904
National Stock Exchange (c)(d)(h)	1,063,830	14,348
Power Grid Corp. of India Ltd.	4,154,189	10,747
Prestige Estates Projects Ltd.	720,566	2,258
SH Kelkar & Co. Ltd. (a)	706,370	1,764
Vedanta Ltd.	2,951,535	8,335
		144,692
Indonesia 1.6%
PT Astra International Tbk	14,904,500	8,927
PT Bank Negara Indonesia Persero Tbk	14,528,900	8,679
PT Matahari Department Store Tbk	8,593,200	2,863
		20,469
Kazakhstan 0.5%
KAZ Minerals PLC	877,489	6,215

Korea 14.1%
Com2uS Corp.	82,664	10,410
Coway Co. Ltd.	237,030	16,595
DB Insurance Co. Ltd.	184,831	11,162
Hyundai Motor Co.	72,215	6,902
Number of Shares		Value† (000's)
LG Chem Ltd.	59,251	$18,314
Mando Corp.	245,786	6,534
NAVER Corp.	34,715	3,926
Orion Corp.	123,990	12,352
Samsung Electronics Co. Ltd.	1,473,415	55,211
SFA Engineering Corp.	203,585	6,957
SK Hynix, Inc.	324,367	20,260
SK Telecom Co. Ltd.	61,396	15,891
		184,514
Malaysia 0.6%
Inari Amertron Bhd	19,438,425	7,721

Mexico 2.6%
Fomento Economico Mexicano SAB de CV	1,700,828	14,738
Grupo Financiero Banorte SAB de CV, O Shares	2,146,109	9,837
Grupo GICSA SA de CV *(b)	874,816	297
Infraestructura Energetica Nova SAB de CV	2,379,478	9,029
		33,901
Peru 1.2%
Credicorp Ltd.	69,858	15,319

Philippines 1.7%
Ayala Corp.	241,510	4,387
GT Capital Holdings, Inc.	354,611	6,014
Metropolitan Bank & Trust Co.	8,530,413	12,160
		22,561
Poland 2.4%
Dino Polska SA *(a)	501,460	12,916
Powszechny Zaklad Ubezpieczen SA	1,623,515	18,381
		31,297
Russia 4.8%
Detsky Mir PJSC (a)(c)	3,154,260	4,402
LUKOIL PJSC ADR	69,939	5,120
LUKOIL PJSC ADR	262,580	19,377
Sberbank of Russia PJSC (c)	3,006,843	8,706
X5 Retail Group NV GDR (a)	480,405	12,250
Yandex NV Class A *	444,193	13,104
		62,959
South Africa 6.0%
Barloworld Ltd.	568,765	4,720
Bid Corp. Ltd.	550,519	10,207
FirstRand Ltd.	3,416,850	16,437
JSE Ltd.	662,695	7,918
Naspers Ltd., N Shares	117,430	23,410
Sasol Ltd.	516,586	15,190
		77,882
Taiwan, Province of China 6.6%
Accton Technology Corp.	3,322,600	10,598

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Advanced Ceramic X Corp.	188,700	$1,403
Elite Advanced Laser Corp.	2,336,268	4,785
Elite Material Co. Ltd.	3,344,100	7,962
eMemory Technology, Inc.	634,400	5,348
Parade Technologies Ltd.	723,000	10,806
Taiwan Semiconductor Manufacturing Co. Ltd.	6,143,839	45,374
		86,276
Thailand 1.0%
CP ALL PCL (c)	6,348,900	13,176

Turkey 1.0%
Mavi Giyim Sanayi Ve Ticaret A/S Class B (a)	460,345	3,325
Sok Marketler Ticaret A/S *	4,262,528	9,378
		12,703
Total Common Stocks (Cost $1,206,530)		1,232,479

Exchange-Traded Funds 0.6%
iShares Core MSCI Emerging Markets ETF (Cost $7,911)	167,286	8,276

Rights 0.0%(e)

Brazil 0.0%(e)
Energisa SA * (Cost $—)	89,457	76

Short-Term Investments 5.1%

Investment Companies 5.1%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (f)	59,391,768	59,392
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (f)(g)	6,781,213	6,781

Total Short-Term Investments (Cost $66,173)		66,173

Total Investments 100.3% (Cost $1,280,614)		1,307,004
Liabilities Less Other Assets (0.3)%		(4,160)

Net Assets 100.0%		$1,302,844

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $57,761,000, which represents 4.4% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $6,679,000 for the Fund.
(c)
Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to approximately $40,632,000, which represents 3.1% of net assets of the Fund.

(d)	Value determined using significant unobservable inputs.
(e)	Represents less than 0.05% of net assets.
(f)	Represents 7-day effective yield as of November 30, 2018.
(g)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

(h)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At November 30, 2018, this security amounted to approximately $14,348,000, which represents 1.1% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2018	Fair Value Percentage of Net Assets as of 11/30/2018
National Stock Exchange	4/13/2018	$15,536	1.1%	$14,348	1.1%
Total		$15,536	1.1%	$14,348	1.1%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)
POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$150,665	11.6%
Interactive Media & Services	114,756	8.8%
Semiconductors & Semiconductor Equipment	98,419	7.6%
Insurance	72,774	5.6%
Food & Staples Retailing	69,892	5.4%
Capital Markets	59,439	4.6%
Technology Hardware, Storage & Peripherals	55,211	4.2%
Electronic Equipment, Instruments & Components	50,462	3.9%
Wireless Telecommunication Services	46,887	3.6%
Oil, Gas & Consumable Fuels	40,684	3.1%
Internet & Direct Marketing Retail	38,908	3.0%
Chemicals	35,268	2.7%
Electric Utilities	33,003	2.5%
Thrifts & Mortgage Finance	27,336	2.1%
Diversified Financial Services	26,838	2.1%
Entertainment	25,437	2.0%
Media	23,410	1.8%
Automobiles	22,733	1.7%
Household Durables	22,456	1.7%
Machinery	20,857	1.6%
Beverages	20,018	1.5%
Pharmaceuticals	17,765	1.4%
Commercial Services & Supplies	16,881	1.3%
Metals & Mining	14,550	1.1%
Food Products	12,352	0.9%
Communications Equipment	12,001	0.9%
Electrical Equipment	11,485	0.9%
Gas Utilities	11,445	0.9%
Air Freight & Logistics	10,984	0.8%
Health Care Providers & Services	10,586	0.8%
Hotels, Restaurants & Leisure	9,814	0.7%
Exchange-Traded Fund	8,276	0.6%
IT Services	6,554	0.5%
Auto Components	6,534	0.5%
Consumer Finance	5,928	0.5%
Personal Products	5,763	0.4%
Trading Companies & Distributors	4,720	0.4%
Specialty Retail	4,402	0.3%
Road & Rail	4,355	0.3%
Textiles, Apparel & Luxury Goods	3,325	0.3%
Multiline Retail	2,863	0.2%
Real Estate Management & Development	2,555	0.2%
Biotechnology	2,240	0.2%
Short-Term Investments and Other Liabilities-Net	62,013	4.8%
	$1,302,844	100.0%

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Brazil	$16,368	$77,692	$—	$94,060
China	87,091	285,524	—	372,615
Czech Republic	—	10,419	—	10,419
Hong Kong	—	33,504	—	33,504
India	—	130,344	14,348	144,692
Indonesia	—	20,469	—	20,469
Kazakhstan	—	6,215	—	6,215
Korea	—	184,514	—	184,514
Malaysia	—	7,721	—	7,721
Philippines	—	22,561	—	22,561
Poland	—	31,297	—	31,297
Russia	30,474	32,485	—	62,959
South Africa	7,918	69,964	—	77,882
Taiwan, Province of China	—	86,276	—	86,276
Thailand	—	13,176	—	13,176
Turkey	—	12,703	—	12,703
Other Common Stocks(a)	51,416	—	—	51,416
Total Common Stocks	193,267	1,024,864	14,348	1,232,479
Exchange-Traded Funds	8,276	—	—	8,276
Rights	76	—	—	76
Short-Term Investments	—	66,173	—	66,173
Total Long Positions	$201,619	$1,091,037	$14,348	$1,307,004

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

(b)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2018
Investments in Securities: (000's omitted)
Common Stocks
India	$14,099	$—	$—	$249	$—	$—	$—	$—	$14,348	$249
Total	$14,099	$—	$—	$249	$—	$—	$—	$—	$14,348	$249

See Notes to Schedule of Investments

Schedule of Investments Emerging Markets Equity Fund
(Unaudited) (cont’d)

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2018.
Asset class	Fair value at 11/30/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (c)
Common Stock	$14,348,000	Market Approach	Transaction Price	$13.49	$13.49	Increase

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 84.9%

Aerospace & Defense 1.8%
Lockheed Martin Corp.	93,000	$27,940

Banks 7.3%
First Hawaiian, Inc.	413,700	10,764
JPMorgan Chase & Co. (a)	374,000	41,585
PNC Financial Services Group, Inc.	115,000	15,615
SunTrust Banks, Inc.	261,100	16,368
Umpqua Holdings Corp.	1,366,000	26,282
		110,614
Beverages 1.8%
PepsiCo, Inc.	220,000	26,827

Biotechnology 2.2%
Gilead Sciences, Inc.	459,100	33,028

Capital Markets 1.9%
Virtu Financial, Inc. Class A	1,135,000	28,568

Chemicals 1.6%
Nutrien Ltd.	446,000	22,996
Umicore SA	44,118	1,912
		24,908
Communications Equipment 2.1%
Cisco Systems, Inc. (a)	657,000	31,451

Construction & Engineering 1.0%
Ferrovial SA	733,000	15,114

Diversified Telecommunication Services 2.5%
Verizon Communications, Inc.	640,000	38,592

Electric Utilities 6.7%
Evergy, Inc.	592,000	35,147
Exelon Corp.	427,000	19,809
NextEra Energy, Inc.	259,300	47,117
		102,073
Energy Equipment & Services 1.6%
Helmerich & Payne, Inc.	395,163	23,947

Equity Real Estate Investment Trusts 10.1%
Alexandria Real Estate Equities, Inc.	202,000	25,149
Crown Castle International Corp.	239,200	27,484
Douglas Emmett, Inc.	207,400	7,657
Equinix, Inc. (a)	27,800	10,711
Equity Lifestyle Properties, Inc.	175,000	17,418
Host Hotels & Resorts, Inc.	1,378,300	26,188
Macerich Co.	205,000	10,309
Outfront Media, Inc.	550,000	11,429
STORE Capital Corp.	255,000	7,640
Weyerhaeuser Co.	334,000	8,821
		152,806
Food & Staples Retailing 1.6%
Walmart, Inc.	250,000	24,412
Number of Shares		Value† (000's)
Food Products 0.9%
Flowers Foods, Inc.	660,000	$13,061

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	400,000	24,116

Industrial Conglomerates 0.9%
Siemens AG	120,000	13,965

IT Services 2.0%
Paychex, Inc.	424,400	30,031

Media 1.8%
Interpublic Group of Cos., Inc.	1,139,500	26,778

Metals & Mining 1.5%
Rio Tinto PLC ADR	502,400	23,492

Mortgage Real Estate Investment 1.5%
Blackstone Mortgage Trust, Inc. Class A	648,900	22,776

Multi-Utilities 9.3%
Ameren Corp.	295,000	20,243
Dominion Energy, Inc.	205,000	15,272
DTE Energy Co.	266,000	31,851
NiSource, Inc.	1,250,000	33,025
Sempra Energy	195,000	22,468
WEC Energy Group, Inc.	259,800	18,830
		141,689
Oil, Gas & Consumable Fuels 6.4%
Equitrans Midstream Corp. *	267,400	5,968
ONEOK, Inc.	314,700	19,332
Pembina Pipeline Corp.	710,000	23,940
Suncor Energy, Inc.	1,033,900	33,385
TOTAL SA	270,000	15,017
		97,642
Pharmaceuticals 6.1%
AstraZeneca PLC ADR	677,300	26,970
Johnson & Johnson	229,100	33,655
Pfizer, Inc.	691,000	31,945
		92,570
Road & Rail 0.5%
Union Pacific Corp.	52,000	7,997

Semiconductors & Semiconductor Equipment 2.7%
Maxim Integrated Products, Inc.	281,000	15,714
QUALCOMM, Inc.	218,000	12,701
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	343,000	12,893
		41,308
Software 2.1%
Microsoft Corp. (a)	282,100	31,282

Specialty Retail 4.3%
Foot Locker, Inc.	622,000	35,081
Home Depot, Inc.	86,500	15,598
	Number of Shares	Value† (000's)
Williams-Sonoma, Inc.	264,000	$14,950
		65,629
Trading Companies & Distributors 0.5%
Watsco, Inc.	50,000	7,685

Transportation Infrastructure 0.6%
Sydney Airport	1,771,137	8,826

Total Common Stocks (Cost $1,032,411)		1,289,127

Preferred Stocks 0.1%

Oil, Gas & Consumable Fuel 0.1%
El Paso Energy Capital Trust I, 4.75% (Cost $1,339)	32,900	1,431

	Principal Amount
Convertible Bonds 11.2%
Banks 0.1%

Hope Bancorp, Inc., 2.00%, due 5/15/38(b)	$940,000	838

Biotechnology 0.3%
BioMarin Pharmaceutical, Inc., 0.60%, due 8/1/24	4,565,000	4,795

Communications Equipment 0.2%
Finisar Corp., 0.50%, due 12/15/36	2,685,000	2,579

Entertainment 0.1%
Live Nation Entertainment, Inc., 2.50%, due 3/15/23(b)	860,000	918

Equity Real Estate Investment Trusts 2.6%
Extra Space Storage LP, 3.13%, due 10/1/35(b)	33,260,000	37,018
IH Merger Sub LLC, 3.50%, due 1/15/22	2,600,000	2,739
		39,757
Independent Power and Renewable Electricity Producers 1.1%
NextEra Energy Partners L.P., 1.50%, due 9/15/20(b)	16,535,000	16,247

Interactive Media & Services 1.1%
Liberty Expedia Holdings, Inc., 1.00%, due 6/30/47(b)	3,615,000	3,494
LinkedIn Corp., 0.50%, due 11/1/19	8,600,000	8,385
Zillow Group, Inc., 1.50%, due 7/1/23	6,850,000	6,050
		17,929
Media 1.3%
Gannett Co., Inc., 4.75%, due 4/15/24(b)	2,730,000	2,876

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

Principal Amount		Value (000's)
GCI Liberty, Inc., 1.75%, due 9/30/46(b)	$913,000	$962
Liberty Media Corp., 2.13%, due 3/31/48(b)	16,500,000	15,810
		19,648
Metals & Mining 0.8%
Endeavour Mining Corp., 3.00%, due 2/15/23(b)	13,765,000	11,933

Oil, Gas & Consumable Fuels 0.8%
Golar LNG Ltd., 2.75%, due 2/15/22	8,950,000	9,066
Teekay Corp., 5.00%, due 1/15/23(b)	3,664,000	2,920
		11,986
Semiconductors & Semiconductor Equipment 0.1%
Rambus, Inc., 1.38%, due 2/1/23	1,378,000	1,214

Software 2.5%
DocuSign, Inc., 0.50%, due 9/15/23(b)	925,000	863
Envestnet, Inc., 1.75%, due 6/1/23(b)	10,930,000	11,428
Guidewire Software, Inc., 1.25%, due 3/15/25	9,000,000	9,275
PROS Holdings, Inc., 2.00%, due 6/1/47	4,265,000	3,991
Splunk, Inc., 0.50%, due 9/15/23(b)	4,620,000	4,630
Verint Systems, Inc., 1.50%, due 6/1/21	8,700,000	8,603
		38,790
Technology Hardware, Storage & Peripherals 0.2%
Electronics For Imaging, Inc., 2.25%, due 11/15/23(b)	2,765,000	2,804

Total Convertible Bonds (Cost $168,541)		169,438

	Number of Shares
Short-Term Investments 3.1%

Investment Companies 3.1%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (c) (Cost $47,866)	47,865,886	47,866
Value (000's)
Total Investments 99.3% (Cost $1,250,157)	$1,507,862
Other Assets Less Liabilities 0.7%(d)	11,302

Net Assets 100.0%	$1,519,164

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2018, these securities amounted to approximately $112,742,000, which represents 7.4% of net assets of the Fund. These securities have been deemed by the investment manager to be liquid.

(c)	Represents 7-day effective yield as of November 30, 2018.
(d)	Includes the impact of the Fund's open positions in derivatives at November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Beverages
PepsiCo, Inc.	200	$(2,438,800)	$135	6/21/2019	$(34,300)

Electric Utilities
Exelon Corp.	250	(1,159,750)	45	1/18/2019	(51,875)
NextEra Energy, Inc.	200	(3,634,200)	180	12/21/2018	(76,000)
					(127,875)

Food & Staples Retailing
Walmart, Inc.	200	(1,953,000)	120	6/21/2019	(11,400)

IT Services
Paychex, Inc.	250	(1,769,000)	72.5	1/18/2019	(41,250)

Multi-Utilities
Ameren Corp.	300	(2,058,600)	70	3/15/2019	(49,500)
Ameren Corp.	300	(2,058,600)	75	6/21/2019	(30,750)
					(80,250)

Pharmaceuticals
Johnson & Johnson	200	(2,938,000)	160	6/21/2019	(44,000)
Pfizer, Inc.	300	(1,386,900)	49	6/21/2019	(44,550)
					(88,550)

Software
Microsoft Corp.	200	(2,217,800)	115	1/18/2019	(45,600)

Specialty Retail
Foot Locker, Inc.	300	(1,692,000)	62.5	1/18/2019	(22,500)
Foot Locker, Inc.	300	(1,692,000)	65	2/15/2019	(24,000)
Williams-Sonoma, Inc.	250	(1,415,750)	65	1/18/2019	(15,625)
					(62,125)
Total calls					$(491,350)

Puts

Specialty Retail
Home Depot, Inc.	100	$(1,803,200)	$160	2/15/2019	$(18,500)
Home Depot, Inc.	100	(1,803,200)	165	2/15/2019	(25,200)
Home Depot, Inc.	100	(1,803,200)	165	1/18/2019	(15,350)
Total puts					$(59,050)

Total options written (premium received $474,429)					$(550,400)

At November 30, 2018, the Fund had securities pledged in the amount of $25,516,891 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Equity Income Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Chemicals	$22,996	$1,912	$—	$24,908
Construction & Engineering	—	15,114	—	15,114
Industrial Conglomerates	—	13,965	—	13,965
Oil, Gas & Consumable Fuels	82,625	15,017	—	97,642
Transportation Infrastructure	—	8,826	—	8,826
Other Common Stocks(a)	1,128,672	—	—	1,128,672
Total Common Stocks	1,234,293	54,834	—	1,289,127
Preferred Stocks(a)	1,431	—	—	1,431
Convertible Bonds(a)	—	169,438	—	169,438
Short-Term Investments	—	47,866	—	47,866
Total Investments	$1,235,724	$272,138	$—	$1,507,862

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(550)	$—	$—	$(550)
Total	$(550)	$—	$—	$(550)

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 97.6%

Aerospace & Defense 0.7%
Raytheon Co.	29,000	$5,085

Auto Components 1.0%
Aptiv PLC	100,000	7,190

Banks 7.7%
Comerica, Inc.	307,500	24,348
JPMorgan Chase & Co.	272,000	30,244
	54,592
Beverages 1.9%
Constellation Brands, Inc. Class A	69,000	13,507

Biotechnology 4.5%
BioMarin Pharmaceutical, Inc. *	79,000	7,586
Gilead Sciences, Inc.	340,000	24,460
	32,046
Building Products 1.3%
Johnson Controls International PLC	271,000	9,425

Capital Markets 4.7%
Intercontinental Exchange, Inc.	312,000	25,497
Morgan Stanley	173,000	7,679
	33,176
Chemicals 2.2%
Air Products & Chemicals, Inc.	42,000	6,757
Ashland Global Holdings, Inc.	108,000	8,844
	15,601
Commercial Services 0.4%
LegalZoom.com, Inc. *(a)(b)(g)	286,288	3,000

Communications Equipment 4.4%
Motorola Solutions, Inc.	235,000	30,844

Distributors 2.8%
LKQ Corp. *	720,000	20,045

Entertainment 2.7%
Electronic Arts, Inc. *	165,000	13,872
Twenty-First Century Fox, Inc. Class A	100,000	4,947
	18,819
Food & Staples Retailing 1.5%
Walmart, Inc.	106,000	10,351

Food Products 3.7%
Mondelez International, Inc. Class A	580,000	26,088

Health Care Equipment & Supplies 2.8%
Zimmer Biomet Holdings, Inc.	167,000	19,542
Number of Shares		Value† (000's)
Health Care Providers & Services 4.2%
Cigna Corp.	134,000	$29,933

Hotels, Restaurants & Leisure 2.3%
Carnival Corp.	269,000	16,218

Household Durables 0.6%
Lennar Corp. Class A	105,000	4,487

Insurance 2.6%
Athene Holding Ltd. Class A *	428,000	18,614

Interactive Media & Services 5.4%
Alphabet, Inc. Class A *	17,100	18,975
Alphabet, Inc. Class C *	17,600	19,262
	38,237
Internet & Direct Marketing Retail 4.1%
Amazon.com, Inc. *(c)	17,000	28,733

IT Services 1.9%
Worldpay, Inc. Class A *	152,000	13,043

Machinery 1.7%
Gates Industrial Corp. PLC *	800,000	11,784

Media 2.0%
Charter Communications, Inc. Class A *	43,000	14,156

Mortgage Real Estate Investment 0.6%
Starwood Property Trust, Inc.	197,000	4,407

Multi-Utilities 3.2%
DTE Energy Co.	188,000	22,511

Oil, Gas & Consumable Fuels 6.3%
Cabot Oil & Gas Corp.	622,000	15,649
Concho Resources, Inc. *	85,000	11,079
Phillips 66	90,000	8,417
WPX Energy, Inc. *	654,000	9,123
	44,268
Pharmaceuticals 3.6%
Pfizer, Inc.	543,000	25,103

Professional Services 1.3%
Equifax, Inc.	88,000	9,035

Road & Rail 4.1%
CSX Corp.	398,000	28,907

Semiconductors & Semiconductor Equipment 2.8%
Analog Devices, Inc.	213,000	19,579

Software 2.2%
Autodesk, Inc. *	107,000	15,461

Technology Hardware, Storage & Peripherals 1.5%
Western Digital Corp.	240,000	10,894

Wireless Telecommunication Services 4.9%
T-Mobile US, Inc. *	510,000	34,909

Total Common Stocks (Cost $581,135)	689,590
Number of Shares		Value† (000's)
Preferred Stocks 0.4%

Food Products 0.4%
Sweetgreen, Inc. Ser. D *(a)(b)(g) (Cost $3,000)	250,000	$3,000

Short-Term Investments 2.6%

Investment Companies 2.6%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (d)(e) (Cost $18,345)	18,345,185	18,345

Total Investments 100.6% (Cost $602,480)	710,935
Liabilities Less Other Assets(f) (0.6)%	(3,975)

Net Assets 100.0%		$706,960

*	Non-income producing security.
(a)
Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to approximately $6,000,000, which represents 0.8% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)	All or a portion of the security is pledged as collateral for options written.
(d)	Represents 7-day effective yield as of November 30, 2018.
(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $18,345,000.
(f)	Includes the impact of the Fund's open positions in derivatives at November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

(g)	This security has been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At November 30, 2018, these securities amounted to approximately $6,000,000 which represents 0.8% of net assets of the Fund.

(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2018	Fair Value Percentage of Net Assets as of 11/30/2018
LegalZoom.com, Inc.	8/21/2018	$3,000	0.4%	$3,000	0.4%
Sweetgreen, Inc. (Ser. D Preferred Shares)	11/29/2018	$3,000	0.4%	$3,000	0.4%
Total		$6,000	0.8%	$6,000	0.8%

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

Derivative Instruments

Written option contracts ("options written")

At November 30, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Mortgage Real Estate Investment
Starwood Property Trust, Inc.	200	$(447,400)	$22.5	12/21/2018	$(4,000)
Total calls					$(4,000)

Puts

Entertainment
Electronic Arts, Inc.	100	$(840,700)	$80	12/21/2018	$(16,300)

Household Durables
Lennar Corp.	100	(427,300)	42.5	12/21/2018	(14,250)

Machinery
Gates Industrial Corp. PLC(a)	500	(736,500)	14	12/21/2018	(9,773)
Total puts					$(40,323)

Total options written (premium received $46,050)					$(44,323)

(a)  Over-the-counter option. Counterparty is Cowen, Inc.

At November 30, 2018, the Fund had securities pledged in the amount of $10,141,020 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(b)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$3,000	$3,000
Other Common Stocks(a)	686,590	—	—	686,590
Total Common Stocks	686,590	—	3,000	689,590
Preferred Stocks(a)	—	—	3,000	3,000
Short-Term Investments	—	18,345	—	18,345
Total Investments	$686,590	$18,345	$6,000	$710,935

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

(b)	The following is reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance, as of 11/30/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2018
Investments in Securities: (000’s omitted)
Common Stocks
Commercial Services	$3,000	$-	$-	$-	$-	$-	$-	$-	$3,000	$-
Preferred Stocks
Food Products	-	-	-	-	3,000	-	-	-	3,000	-
Total	$3,000	$-	$-	$-	$3,000	$-	$-	$-	$6,000	$-

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2018.

Asset class	Fair value at 11/30/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (c)
Common Stocks	$3,000,298	Market Approach	Transaction Price	$10.48	$10.48	Increase
Preferred Stocks	3,000,000	Market Approach	Transaction Price	12.00	12.00	Increase

(c)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

See Notes to Schedule of Investments

Schedule of Investments Focus Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2018:
Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(34)	$(10)	—	$(44)
Total	$(34)	$(10)	$—	$(44)

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)
Common Stocks 99.0%

Aerospace & Defense 0.3%
Astronics Corp. *	1,019,637	$33,097

Air Freight & Logistics 0.6%
Forward Air Corp.	939,875	61,355

Airlines 0.6%
Allegiant Travel Co.	477,278	64,151

Auto Components 1.7%
Fox Factory Holding Corp. *	1,625,153	103,538
LCI Industries	952,503	73,705
		177,243
Automobiles 0.3%
Thor Industries, Inc.	399,448	27,087

Banks 12.0%
Bank of Hawaii Corp.	1,892,239	150,906
Bank OZK	2,352,920	63,764
BOK Financial Corp.	1,075,249	90,643
Columbia Banking System, Inc.	2,156,780	87,738
Community Bank System, Inc.	1,396,540	91,697
Cullen/Frost Bankers, Inc.	1,369,234	137,362
CVB Financial Corp.	5,488,927	127,563
First Financial Bankshares, Inc.	2,233,641	146,348
First Hawaiian, Inc.	3,429,599	89,238
FNB Corp.	1,066,738	13,078
Glacier Bancorp, Inc.	1,746,582	82,474
Lakeland Financial Corp.	786,334	36,407
LegacyTexas Financial Group, Inc.	1,937,259	75,185
PacWest Bancorp	723,286	29,105
		1,221,508
Beverages 0.4%
MGP Ingredients, Inc.	661,907	45,003

Biotechnology 0.8%
Abcam PLC	2,124,461	30,822
Emergent BioSolutions, Inc. *	707,455	51,531
		82,353
Building Products 1.7%
AAON, Inc.	2,518,763	95,587
AO Smith Corp.	1,297,198	61,461
Patrick Industries, Inc. *	443,896	17,632
		174,680
Capital Markets 3.3%
Artisan Partners Asset Management, Inc. Class A	1,269,231	34,561
BrightSphere Investment Group PLC	3,598,516	47,392
FactSet Research Systems, Inc.	303,401	71,145
Houlihan Lokey, Inc.	1,069,668	45,247
Number of Shares		Value† (000's)
MarketAxess Holdings, Inc.	623,925	$135,847
		334,192
Chemicals 3.2%
Balchem Corp.	139,541	12,098
Chase Corp.	453,133	51,055
Ingevity Corp. *	425,315	41,685
NewMarket Corp.	129,562	54,478
Quaker Chemical Corp.	481,517	99,308
Sensient Technologies Corp.	1,058,889	68,044
		326,668
Commercial Services & Supplies 3.9%
Healthcare Services Group, Inc.	1,402,391	66,193
MSA Safety, Inc.	901,201	98,222
Rollins, Inc.	2,845,333	180,849
UniFirst Corp.	339,499	52,422
		397,686
Communications Equipment 0.9%
NetScout Systems, Inc. *	3,477,973	93,140

Construction & Engineering 0.8%
Valmont Industries, Inc.	654,196	85,399

Construction Materials 1.0%
Eagle Materials, Inc.	1,440,797	105,178

Containers & Packaging 1.3%
AptarGroup, Inc.	1,258,923	130,991

Distributors 2.4%
Pool Corp.	1,531,244	248,843

Diversified Consumer Services 1.1%
Bright Horizons Family Solutions, Inc. *	952,614	115,914

Electrical Equipment 0.6%
AZZ, Inc. (a)	1,337,843	63,869

Electronic Equipment, Instruments & Components 6.2%
Cognex Corp.	2,143,312	94,349
Littelfuse, Inc.	811,676	155,314
nLight, Inc. *	941,068	17,975
Novanta, Inc. *	1,384,324	89,884
Rogers Corp. *(a)	1,209,594	155,626
Zebra Technologies Corp. Class A *	666,585	119,852
		633,000
Energy Equipment & Services 1.6%
Apergy Corp. *	1,140,401	39,093
Cactus, Inc. Class A *	1,333,540	38,512
Computer Modelling Group Ltd.	3,685,534	18,170
Pason Systems, Inc.	4,167,327	61,796
		157,571
Food Products 2.8%
Calavo Growers, Inc.	860,509	84,571
J & J Snack Foods Corp.	443,922	69,638
Number of Shares		Value† (000's)
Lancaster Colony Corp.	717,832	$129,439
		283,648
Health Care Equipment & Supplies 7.3%
Atrion Corp. (a)	96,552	74,656
Cantel Medical Corp.	1,201,616	103,195
Haemonetics Corp. *	1,024,567	109,916
Heska Corp. *(a)	422,271	43,908
IDEXX Laboratories, Inc. *	797,489	162,496
Neogen Corp. *	591,276	38,350
West Pharmaceutical Services, Inc.	1,895,439	207,664
		740,185
Health Care Providers & Services 3.6%
Chemed Corp.	485,564	153,817
Henry Schein, Inc. *	971,450	86,653
Tivity Health, Inc. *	1,278,531	52,369
U.S. Physical Therapy, Inc.	617,455	73,471
		366,310
Hotels, Restaurants & Leisure 1.2%
Cheesecake Factory, Inc.	589,277	27,808
Texas Roadhouse, Inc.	1,395,100	92,119
		119,927
Household Durables 0.2%
Installed Building Products, Inc. *	555,795	21,526

Household Products 2.4%
Church & Dwight Co., Inc.	2,338,936	154,814
WD-40 Co.	514,024	89,790
		244,604
Industrial Conglomerates 0.4%
Raven Industries, Inc.	1,054,723	42,558

Insurance 1.5%
AMERISAFE, Inc.	775,979	50,121
RLI Corp.	1,396,390	105,874
		155,995
IT Services 1.4%
Jack Henry & Associates, Inc.	986,887	137,868

Life Sciences Tools & Services 2.5%
Bio-Techne Corp.	1,033,328	166,800
ICON PLC *	575,957	83,352
		250,152
Machinery 5.8%
Graco, Inc.	1,483,015	65,327
Lindsay Corp.	504,377	51,023
Middleby Corp. *	784,805	94,796
Nordson Corp.	722,496	86,996
RBC Bearings, Inc. *	1,130,895	173,049
Toro Co.	1,971,203	122,195
		593,386
Media 2.9%
Cable One, Inc.	75,552	67,943

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)
Number of Shares		Value† (000's)
Gray Television, Inc. *	3,461,359	$64,001
Nexstar Media Group, Inc. Class A	2,013,969	166,434
		298,378
Multiline Retail 0.4%
Ollie's Bargain Outlet Holdings, Inc. *	453,145	40,194

Oil, Gas & Consumable Fuels 2.8%
Centennial Resource Development, Inc. Class A *	8,511,330	132,096
Matador Resources Co. *	3,663,840	83,536
WPX Energy, Inc. *	5,218,805	72,802
		288,434
Paper & Forest Products 0.7%
Stella-Jones, Inc.	2,524,390	75,590

Professional Services 1.3%
Exponent, Inc. (a)	2,687,837	135,252

Real Estate Management & Development 0.6%
FirstService Corp.	805,225	60,907

Semiconductors & Semiconductor Equipment 2.9%
Cabot Microelectronics Corp.	820,627	88,201
MKS Instruments, Inc.	987,491	77,479
Power Integrations, Inc. (a)	2,071,118	131,226
		296,906
Software 8.7%
Altair Engineering, Inc. Class A *	1,361,500	43,990
Aspen Technology, Inc. *	2,369,840	204,517
Blackline, Inc. *	218,555	9,370
Fair Isaac Corp. *	808,125	160,518
Manhattan Associates, Inc. *(a)	3,325,561	164,715
Monotype Imaging Holdings, Inc.	949,995	16,387
Qualys, Inc. *	1,718,266	135,331
Tyler Technologies, Inc. *	812,275	156,574
		891,402
Specialty Retail 3.0%
Asbury Automotive Group, Inc. *	645,368	44,608
Floor & Decor Holdings, Inc. Class A *	1,247,115	41,317
Lithia Motors, Inc. Class A	813,444	67,402
Monro, Inc.	1,027,306	83,541
Tractor Supply Co.	737,533	70,161
		307,029
Trading Companies & Distributors 1.9%
Applied Industrial Technologies, Inc.	411,852	26,865
Richelieu Hardware Ltd. (b)	1,534,618	29,453
SiteOne Landscape Supply, Inc. *	667,457	41,142
Number of Shares		Value† (000's)
Watsco, Inc.	592,401	$91,052
		188,512
Total Common Stocks (Cost $5,679,989)		10,117,691

Short-Term Investments 1.0%

Investment Companies 1.0%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (c)	5,465,242	5,465
State Street Institutional Treasury Plus Money Market Fund Premier Class, 2.16% (c)	96,983,017	96,983

Total Short-Term Investments (Cost $102,448)		102,448

Total Investments 100.0% (Cost $5,782,437)		10,220,139
Liabilities Less Other Assets (0.0)%(d)		(1,171)

Net Assets 100.0%		$10,218,968

*	Non-income producing security.
(a)	Affiliated company (see Note § below).
(b)
Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to approximately $29,453,000, which represents 0.3% of net assets of the Fund.

(c)	Represents 7-day effective yield as of November 30, 2018.
(d)	Represents less than 0.05% of net assets.

See Notes to Schedule of Investments

Schedule of Investments Genesis Fund
(Unaudited) (cont’d)
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:
Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Biotechnology	$51,531	$30,822	$—	$82,353
Trading Companies & Distributors	159,059	29,453	—	188,512
Other Common Stocks(a)	9,846,826	—	—	9,846,826
Total Common Stocks	10,057,416	60,275	—	10,117,691
Short-Term Investments	—	102,448	—	102,448
Total Investments	$10,057,416	$162,723	$—	$10,220,139

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

§	Investments in Affiliates(a):

	Balance of Shares Held August 31, 2018	Gross Purchases and Additions	Gross Sales and Reductions	Balance of Shares Held November 30, 2018	Value November 30, 2018	Distributions from Investments in Affiliated Issuers	Net Realized Gain/(Loss) from Investments in Affiliated Issuers	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Issuers
Genesis
Atrion Corp.	96,017	535	-	96,552	$74,655,937	$260,690	$-	$11,410,616
AZZ, Inc.	1,366,653	-	28,810	1,337,843	63,868,625	229,756	(294,038)	(7,894,570)
Exponent, Inc.	2,752,322	-	64,485	2,687,837	135,251,958	357,802	2,841,728	(8,338,747)
Heska Corp.	432,416	-	10,145	422,271	43,907,739	-*	219,926	(1,545,595)
Manhattan Associates, Inc.	3,405,346	-	79,785	3,325,561	164,715,036	-*	1,723,468	(30,376,573)
Power Integrations, Inc.	2,093,383	18,025	40,290	2,071,118	131,226,036	331,379	649,907	(21,535,112)
Rogers Corp.	1,238,614	-	29,020	1,209,594	155,626,364	-*	1,619,030	(13,158,419)
Sub-total for affiliates held as of 11/30/18(b)					$769,251,695	$1,179,627	$6,760,021	$(71,438,400)
Calavo Growers, Inc.	881,159	-	20,650	860,509	$84,570,825	$867,234	$883,512	$(7,551,080)
NetScout Systems, Inc.	4,073,838	-	595,865	3,477,973	93,140,117	-*	(5,986,544)	11,472,848
Sub-total for securities no longer affiliated as of 11/30/18(c)					$177,710,942	$867,234	$(5,103,032)	$3,921,768
Total					$946,962,637	$2,046,861	$1,656,989	$(67,516,632)

(a)	Affiliated issuers, as defined in the Investment Company Act of 1940, as amended.

(b)	At November 30, 2018, these securities amounted to approximately 7.5% of net assets of the Fund.

(c)	At November 30, 2018, the issuers of these securities were no longer affiliated with the Fund.

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 98.8%

Australia 0.7%
Insurance Australia Group Ltd.	6,220	$33

Belgium 0.7%
KBC Group NV	477	34

Canada 4.8%
Alimentation Couche-Tard, Inc. Class B	1,203	63
Kinaxis, Inc. *	1,124	63
Suncor Energy, Inc.	940	30
Waste Connections, Inc.	977	77
		233
China 2.5%
Alibaba Group Holding Ltd. ADR *	525	85
Baidu, Inc. ADR *	204	38
		123
France 1.3%
Air Liquide SA	309	38
Valeo SA	848	24
		62
Germany 4.6%
Continental AG	240	36
Gerresheimer AG	496	36
Henkel AG & Co. KGaA, Preference Shares	459	53
Infineon Technologies AG	3,486	74
SAP SE ADR	234	24
		223
Hong Kong 3.4%
AIA Group Ltd.	8,000	66
Haier Electronics Group Co. Ltd. *	13,350	31
Techtronic Industries Co. Ltd.	12,000	65
		162
Ireland 0.6%
CRH PLC	1,080	30

Israel 1.9%
Check Point Software Technologies Ltd. *	586	66
Tower Semiconductor Ltd. *	1,535	24
		90
Italy 0.2%
Brembo SpA	962	11

Japan 6.8%
Bridgestone Corp.	930	38
Daikin Industries Ltd.	450	50
Hoya Corp.	500	31
Ichigo, Inc.	9,700	33
Kao Corp.	600	44
Kose Corp.	325	49
Number of Shares		Value† (000's)
Sanwa Holdings Corp.	2,950	$36
Toyota Motor Corp.	750	45
		326
Mexico 0.5%
Infraestructura Energetica Nova SAB de CV	6,328	24

Netherlands 6.4%
AerCap Holdings NV *	1,404	74
ASML Holding NV	712	122
Heineken NV	440	40
Intertrust NV (a)	1,598	26
NXP Semiconductors NV	576	48
		310
Norway 1.0%
Sbanken ASA (a)	4,952	50

Singapore 0.8%
DBS Group Holdings Ltd.	2,100	37

Switzerland 7.9%
Cie Financiere Richemont SA	583	38
Ferguson PLC	875	56
Givaudan SA	31	76
Julius Baer Group Ltd. *	1,195	48
Roche Holding AG	216	56
SGS SA	24	57
Sonova Holding AG	306	50
		381
United Kingdom 7.1%
Aon PLC	530	87
Bunzl PLC	1,349	42
Compass Group PLC	2,535	54
Fevertree Drinks PLC	675	21
Prudential PLC	2,118	42
RELX PLC	2,508	52
St. James's Place PLC	3,594	46
		344
United States 47.6%
Activision Blizzard, Inc.	900	45
Alphabet, Inc. Class A *	44	49
Alphabet, Inc. Class C *	44	48
Amazon.com, Inc. *	93	157
Apple, Inc.	469	84
Biogen, Inc. *	174	58
BlackRock, Inc.	140	60
Cabot Oil & Gas Corp.	2,475	62
CDW Corp.	1,084	100
Centene Corp. *	560	80
Cognex Corp.	545	24
Comerica, Inc.	571	45
Core Laboratories NV	332	28
CVS Health Corp.	731	59
EOG Resources, Inc.	643	66
Estee Lauder Cos., Inc. Class A	488	70
Expedia Group, Inc.	158	19
Exxon Mobil Corp.	818	65
Number of Shares		Value† (000's)
Fidelity National Information Services, Inc.	755	$81
First Republic Bank	392	39
Gilead Sciences, Inc.	385	28
Graco, Inc.	2,000	88
Halliburton Co.	755	24
Henry Schein, Inc. *	875	78
Intercontinental Exchange, Inc.	1,020	83
JPMorgan Chase & Co.	715	79
Medtronic PLC	796	78
RPM International, Inc.	950	63
Samsonite International SA *(a)	19,795	60
Sealed Air Corp.	1,255	46
Sensata Technologies Holding PLC *	2,084	96
Service Corp. International	970	45
T-Mobile US, Inc. *	990	68
VF Corp.	585	48
Visa, Inc. Class A	615	87
Western Digital Corp.	840	38
Worldpay, Inc. Class A *	627	53
		2,301
Total Common Stocks (Cost $3,981)		4,774

Short-Term Investments 1.3%

Investment Companies 1.3%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (b) (Cost $65)	64,627	65

Total Investments 100.1% (Cost $4,046)		4,839
Liabilities Less Other Assets (0.1)%		(7)

Net Assets 100.0%		$4,832

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $136,000, which represents 2.8% of net assets of the Fund.

(b)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Banks	$284	5.9%
Semiconductors & Semiconductor Equipment	268	5.5%
Internet & Direct Marketing Retail	261	5.4%
Capital Markets	237	4.9%
Insurance	228	4.7%
Oil, Gas & Consumable Fuels	223	4.6%
IT Services	221	4.6%
Health Care Providers & Services	217	4.5%
Chemicals	177	3.6%
Trading Companies & Distributors	172	3.6%
Personal Products	163	3.4%
Health Care Equipment & Supplies	159	3.3%
Software	153	3.2%
Textiles, Apparel & Luxury Goods	146	3.0%
Interactive Media & Services	135	2.8%
Professional Services	135	2.8%
Electronic Equipment, Instruments & Components	124	2.6%
Technology Hardware, Storage & Peripherals	122	2.5%
Auto Components	109	2.3%
Electrical Equipment	96	2.0%
Household Durables	96	2.0%
Machinery	88	1.8%
Biotechnology	86	1.8%
Building Products	86	1.8%
Commercial Services & Supplies	77	1.6%
Wireless Telecommunication Services	68	1.4%
Food & Staples Retailing	63	1.3%
Beverages	61	1.3%
Pharmaceuticals	56	1.1%
Hotels, Restaurants & Leisure	54	1.1%
Household Products	53	1.1%
Energy Equipment & Services	52	1.1%
Containers & Packaging	46	1.0%
Automobiles	45	0.9%
Diversified Consumer Services	45	0.9%
Entertainment	45	0.9%
Life Sciences Tools & Services	36	0.7%
Real Estate Management & Development	33	0.7%
Construction Materials	30	0.6%
Gas Utilities	24	0.5%
Short-Term Investments and Other Liabilities-Net	58	1.2%
	$4,832	100.0%

See Notes to Schedule of Investments

Schedule of Investments Global Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$33	$—	$33
Belgium	—	34	—	34
France	—	62	—	62
Germany	24	199	—	223
Hong Kong	—	162	—	162
Ireland	—	30	—	30
Italy	—	11	—	11
Japan	—	326	—	326
Netherlands	122	188	—	310
Norway	—	50	—	50
Singapore	—	37	—	37
Switzerland	—	381	—	381
United Kingdom	87	257	—	344
United States	2,188	113	—	2,301
Other Common Stocks(a)	470	—	—	470
Total Common Stocks	2,891	1,883	—	4,774
Short-Term Investments	—	65	—	65
Total Investments	$2,891	$1,948	$—	$4,839

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 98.2%

Australia 6.4%
Dexus	7,564	$58
Goodman Group	12,749	96
Scentre Group	9,785	28
		182
Belgium 2.0%
Shurgard Self Storage SA *	1,965	56

Canada 3.5%
Allied Properties Real Estate Investment Trust	894	30
Brookfield Asset Management, Inc. Class A	543	24
Canadian Apartment Properties REIT	1,261	44
		98
France 3.1%
Gecina SA	266	37
ICADE	633	50
		87
Germany 4.2%
ADO Properties SA (a)	754	41
Deutsche Wohnen SE	1,631	78
		119
Hong Kong 6.9%
CK Asset Holdings Ltd.	14,316	103
Sun Hung Kai Properties Ltd.	6,281	90
		193
Japan 11.7%
Advance Residence Investment Corp.	14	39
Mitsubishi Estate Co. Ltd.	3,005	48
Mitsui Fudosan Co. Ltd.	3,952	95
Nippon Accommodations Fund, Inc.	13	63
Nippon Building Fund, Inc.	7	43
Sumitomo Realty & Development Co. Ltd.	1,157	43
		331
Netherlands 1.6%
InterXion Holding NV *	734	46

Singapore 1.8%
Ascendas Real Estate Investment Trust	13,824	26
CapitaLand Ltd.	10,843	25
		51
Spain 1.3%
Merlin Properties Socimi SA	2,996	38
Number of Shares		Value† (000's)
Sweden 1.4%
Hufvudstaden AB, A Shares	2,575	$39

United Kingdom 3.9%
Safestore Holdings PLC	5,218	35
SEGRO PLC	6,163	48
Shaftesbury PLC	2,354	26
		109
United States 50.4%
Alexandria Real Estate Equities, Inc.	399	50
American Tower Corp.	940	155
Apartment Investment & Management Co. Class A	680	32
Crown Castle International Corp.	587	67
CyrusOne, Inc.	344	19
Digital Realty Trust, Inc.	400	46
Douglas Emmett, Inc.	1,229	45
EastGroup Properties, Inc.	442	44
Equinix, Inc.	156	60
Equity Lifestyle Properties, Inc.	642	64
Equity Residential	976	70
Essex Property Trust, Inc.	228	60
Extra Space Storage, Inc.	311	30
Four Corners Property Trust, Inc.	872	24
Healthcare Trust of America, Inc. Class A	980	28
Highwoods Properties, Inc.	575	25
Hyatt Hotels Corp. Class A	354	25
Invitation Homes, Inc.	2,591	56
Mid-America Apartment Communities, Inc.	401	41
National Retail Properties, Inc.	753	38
Prologis, Inc.	1,269	85
Public Storage	161	34
Regency Centers Corp.	743	47
Simon Property Group, Inc.	586	109
Sunstone Hotel Investors, Inc.	1,777	27
Ventas, Inc.	861	55
Welltower, Inc.	756	55
Weyerhaeuser Co.	847	22
Zayo Group Holdings, Inc. *	366	10
		1,423
Total Common Stocks (Cost $2,638)		2,772
Number of Shares		Value† (000's)
Short-Term Investments 2.0%

Investment Companies 2.0%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15%(b) (Cost $58)	57,811	$58

Total Investments 100.2% (Cost $2,696)		2,830
Liabilities Less Other Assets (0.2)%		(7)

Net Assets 100.0%		$2,823

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $41,000, which represents 1.5% of net assets of the Fund.

(b)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Global Real Estate Fund
(Unaudited) (cont’d)

POSITIONS BY SECTOR

Sector	Investments at Value† (000's omitted)	Percentage of Net Assets
Real Estate Holding & Development	$586	20.8%
Specialty REITs	566	20.0%
Industrial & Office REITs	557	19.8%
Residential REITs	430	15.3%
Retail REITs	248	8.7%
Diversified REITs	231	8.1%
Real Estate Management & Development	56	2.0%
Hotel & Lodging REITs	52	1.9%
Real Estate Services	46	1.6%
Short-Term Investments and Other Liabilities-Net	51	1.8%
	$2,823	100.0%

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$182	$—	$182
France	50	37	—	87
Germany	—	119	—	119
Hong Kong	—	193	—	193
Japan	—	331	—	331
Singapore	—	51	—	51
Spain	—	38	—	38
Sweden	—	39	—	39
United Kingdom	26	83	—	109
Other Common Stocks(a)	1,623	—	—	1,623
Total Common Stocks	1,699	1,073	—	2,772
Short-Term Investments	—	58	—	58
Total Investments	$1,699	$1,131	$—	$2,830

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Sector summary.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 96.3%

Air Freight & Logistics 4.0%
ZTO Express Cayman, Inc. ADR	180,034	$3,089

Auto Components 0.8%
Minth Group Ltd.	172,000	579

Automobiles 7.1%
BAIC Motor Corp. Ltd., H Shares (a)	1,065,500	656
Brilliance China Automotive Holdings Ltd.	1,718,000	1,531
Guangzhou Automobile Group Co. Ltd., H Shares	3,170,000	3,309
		5,496
Banks 10.8%
China Construction Bank Corp., H Shares	6,871,000	5,867
Industrial & Commercial Bank of China Ltd., H Shares	3,400,000	2,428
		8,295
Beverages 2.1%
Kweichow Moutai Co. Ltd. Class A	20,246	1,655

Commercial Services & Supplies 2.7%
China Everbright International Ltd.	2,404,370	2,109

Construction Materials 5.4%
Anhui Conch Cement Co. Ltd. Class A	571,700	2,641
China National Building Material Co. Ltd., H Shares	1,932,000	1,517
		4,158
Diversified Telecommunication Services 1.1%
China Tower Corp. Ltd., H Shares *(a)	5,546,000	810

Food Products 3.9%
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	869,800	3,007

Health Care Providers & Services 2.2%
Huadong Medicine Co. Ltd. Class A	346,877	1,715

Household Durables 8.6%
Gree Electric Appliances, Inc. of Zhuhai Class A *	644,103	3,447
Midea Group Co. Ltd. Class A	287,620	1,619
Qingdao Haier Co. Ltd. Class A	773,070	1,543
		6,609
Number of Shares		Value† (000's)
Independent Power and Renewable Electricity Producers 0.4%
China Everbright Greentech Ltd. (a)	385,469	$291

Insurance 13.3%
China Pacific Insurance Group Co. Ltd., H Shares	384,200	1,369
China Taiping Insurance Holdings Co. Ltd.	944,600	3,150
PICC Property & Casualty Co. Ltd., H Shares	2,259,496	2,331
Ping An Insurance Group Co. of China Ltd., H Shares	346,000	3,372
		10,222
Interactive Media & Services 12.6%
Baidu, Inc. ADR *	4,247	800
SINA Corp. *	29,821	1,931
Tencent Holdings Ltd.	173,900	6,952
		9,683
Internet & Direct Marketing Retail 9.9%
Alibaba Group Holding Ltd. ADR *	47,500	7,641

Oil, Gas & Consumable Fuel 0.5%
China Petroleum & Chemical Corp., H Shares	458,000	392

Pharmaceuticals 2.8%
China Medical System Holdings Ltd.	1,075,000	1,176
CSPC Pharmaceutical Group Ltd.	494,000	1,005
		2,181
Real Estate Management & Development 3.6%
China Jinmao Holdings Group Ltd.	1,822,000	879
CIFI Holdings Group Co. Ltd.	2,146,000	1,084
Longfor Group Holdings Ltd.	293,000	831
		2,794
Textiles, Apparel & Luxury Goods 2.9%
Shenzhou International Group Holdings Ltd.	185,000	2,257

Transportation Infrastructure 1.6%
Guangzhou Baiyun International Airport Co. Ltd. Class A	815,788	1,196

Total Common Stocks (Cost $81,486)		74,179
Number of Shares		Value† (000's)
Short-Term Investments 0.3%

Investment Companies 0.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (b) (Cost $230)	230,188	$230

Total Investments 96.6% (Cost $81,716)		74,409
Other Assets Less Liabilities 3.4%		2,615

Net Assets 100.0%		$77,024

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $1,757,000, which represents 2.3% of net assets of the Fund.

(b)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Greater China Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Auto Components	$—	$579	$—	$579
Automobiles	—	5,496	—	5,496
Banks	—	8,295	—	8,295
Beverages	—	1,655	—	1,655
Commercial Services & Supplies	—	2,109	—	2,109
Construction Materials	—	4,158	—	4,158
Diversified Telecommunication Services	—	810	—	810
Food Products	—	3,007	—	3,007
Health Care Providers & Services	—	1,715	—	1,715
Household Durables	—	6,609	—	6,609
Independent Power and Renewable Electricity Producers	—	291	—	291
Insurance	—	10,222	—	10,222
Interactive Media & Services	2,731	6,952	—	9,683
Oil, Gas & Consumable Fuel	—	392	—	392
Pharmaceuticals	—	2,181	—	2,181
Real Estate Management & Development	—	2,794	—	2,794
Textiles, Apparel & Luxury Goods	—	2,257	—	2,257
Transportation Infrastructure	—	1,196	—	1,196
Other Common Stocks(a)	10,730	—	—	10,730
Total Common Stocks	13,461	60,718	—	74,179
Short-Term Investments	—	230	—	230
Total Investments	$13,461	$60,948	$—	$74,409

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)
Common Stocks 95.9%

Aerospace & Defense 3.7%
General Dynamics Corp.	145,000	$26,809
Raytheon Co.	107,300	18,814
		45,623
Airlines 2.2%
Delta Air Lines, Inc. (a)	438,540	26,624

Banks 2.8%
JPMorgan Chase & Co.	305,580	33,977

Biotechnology 1.4%
Gilead Sciences, Inc.	244,000	17,553

Capital Markets 6.8%
BlackRock, Inc.	59,080	25,287
Brookfield Asset Management, Inc. Class A (b)	561,355	24,632
CME Group, Inc.	122,460	23,277
S&P Global, Inc.	56,925	10,410
		83,606
Chemicals 1.8%
Ashland Global Holdings, Inc.	271,690	22,249

Commercial Services 1.9%
LegalZoom.Com, Inc. *(c)(d)(k)	2,176,736	22,812

Diversified Financial Services 0.6%
CF Corp. Class A	885,000	7,089

Electric Utilities 1.2%
NextEra Energy, Inc.	80,000	14,537

Electrical Equipment 2.2%
Eaton Corp. PLC	342,000	26,313

Electronic Equipment, Instruments & Components 2.5%
CDW Corp.	327,955	30,395

Energy Equipment & Services 1.1%
Schlumberger Ltd.	283,525	12,787

Entertainment 2.8%
Activision Blizzard, Inc. (e)	286,005	14,266
Spotify Technology SA *	146,325	19,956
		34,222
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	95,000	21,972

Food Products 2.9%
Conagra Brands, Inc. (a)	900,000	29,106
Hain Celestial Group, Inc. *	325,000	6,727
		35,833
Health Care Equipment & Supplies 1.8%
Baxter International, Inc.	135,065	9,259
DENTSPLY SIRONA, Inc.	349,430	13,201
		22,460
Number of Shares		Value† (000's)
Health Care Providers & Services 3.8%
CVS Health Corp.	346,000	$27,749
UnitedHealth Group, Inc.	67,760	19,065
		46,814
Hotels, Restaurants & Leisure 2.7%
McDonald's Corp.	154,000	29,030
Papa John's International, Inc. (b)	93,220	4,474
		33,504
Industrial Conglomerates 1.0%
3M Co.	58,215	12,104

Interactive Media & Services 6.6%
Alphabet, Inc. Class A *	41,700	46,272
Facebook, Inc. Class A *	244,635	34,398
		80,670
Internet & Direct Marketing Retail 8.6%
Alibaba Group Holding Ltd. ADR *	48,160	7,747
Amazon.com, Inc. *(e)	24,500	41,409
Booking Holdings, Inc. *	16,570	31,348
eBay, Inc. *	536,240	16,007
Expedia Group, Inc.	73,265	8,850
		105,361
IT Services 4.8%
PayPal Holdings, Inc. *	156,815	13,456
Visa, Inc. Class A (a)	314,800	44,611
		58,067
Machinery 0.5%
Gates Industrial Corp. PLC *	384,790	5,668

Multi-Utilities 1.7%
Brookfield Infrastructure Partners LP	548,850	20,950

Oil & Gas 0.2%
Venture Global LNG, Inc. *(c)(d)(k)	329	2,303

Oil, Gas & Consumable Fuel 2.2%
Enbridge, Inc. (b)	832,685	27,254

Professional Services 5.6%
Equifax, Inc.	256,000	26,284
IHS Markit Ltd. *	632,955	33,781
Verisk Analytics, Inc. *(e)	72,080	8,889
		68,954
Road & Rail 1.1%
CSX Corp. (a)	110,235	8,006
Norfolk Southern Corp.	33,000	5,635
		13,641
Software 6.1%
Microsoft Corp.	484,000	53,671
salesforce.com, inc. *	147,640	21,077
		74,748
Number of Shares		Value† (000's)
Specialty Retail 5.9%
Home Depot, Inc.	134,000	$24,163
Hudson Ltd. Class A *	533,920	11,079
Lowe's Cos., Inc.	226,000	21,327
Tractor Supply Co. (a)	168,075	15,989
		72,558
Technology Hardware, Storage & Peripherals 3.0%
Apple, Inc.	205,000	36,609

Textiles, Apparel & Luxury Goods 2.3%
PVH Corp. (a)	249,000	27,517

Trading Companies & Distributors 1.7%
HD Supply Holdings, Inc. *	530,000	21,147

Total Common Stocks (Cost $931,116)		1,165,921

Preferred Stocks 1.5%

Food Products 0.6%
Sweetgreen, Inc. Ser. D *(c)(d)(k)	626,667	7,520

Health Care 0.9%
Moderna, Inc. Ser. F *(c)(d)(k)	990,888	9,968
Moderna, Inc. Ser. G *(c)(d)(k)	72,603	730
		10,698
Total Preferred Stocks (Cost $16,951)		18,218

Master Limited Partnerships 1.1%

Capital Markets 1.1%
Blackstone Group LP (Cost $14,738)	410,590	13,849

Total Options Purchased(f) 0.0%(g) (Cost $373)		29

Short-Term Investments 6.3%

Investment Companies 6.3%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (e)(h)	34,403,450	34,403
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (h)(i)	42,744,971	42,745

Total Short-Term Investments (Cost $77,148)		77,148

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

Value† (000's)
Total Investments 104.2% (Cost $1,040,326)	$1,275,165
Liabilities Less Other Assets (4.2)%(j)	(51,942)

Net Assets 100.0%	$1,223,223

*	Non-income producing security.
(a)	All or a portion of the security is pledged as collateral for options written.
(b)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $41,473,000 for the Fund.
(c)	Value determined using significant unobservable inputs.
(d)
Security fair valued as of November 30, 2018 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2018 amounted to approximately $43,333,000, which represents  3.6% of net assets of the Fund.

(e)	All or a portion of this security is segregated in connection with obligations for options written with a total value of approximately $90,969,000.
(f)	See "Purchased option contracts" under Derivative Instruments.
(g)	Represents less than 0.05% of net assets.
(h)	Represents 7-day effective yield as of November 30, 2018.
(i)	Represents investment of cash collateral received from securities lending.
(j)	Includes the impact of the Fund's open positions in derivatives at November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(k)	These securities have been deemed by the investment manager to be illiquid, and is subject to restrictions on resale.

At November 30, 2018, these securities amounted to approximately $43,333,000, which represents 3.6% of net assets of the Fund.
(000’s omitted) Restricted Security	Acquisition Date	Acquisition Cost	Acquisition Cost Percentage of Net Assets	Value as of 11/30/2018	Fair Value Percentage of Net Assets as of 11/30/2018
LegalZoom.com, Inc.	8/21/2018	$22,812	1.9%	$22,812	1.9%
Moderna, Inc. (Ser. F Preferred Shares)	8/10/2016	8,700	0.7%	9,968	0.8%

Moderna, Inc. (Ser. G Preferred Shares)	1/30/2018	730	0.1%	730	0.1%

Sweetgreen, Inc. (Ser. D Preferred Shares)	11/29/2018	7,520	0.6%	7,520	0.6%

Venture Global LNG, Inc.	11/20/2018	2,303	0.2%	2,303	0.2%

Total		$42,065	3.5%	$43,333	3.6%

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

Derivative Instruments

Purchased option contracts ("options purchased")

At November 30, 2018, the Fund had outstanding options purchased as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Calls

Capital Markets
BlackRock, Inc.	127	$5,435,727	$500	1/18/2019	$8,255

Food Products
Hain Celestial Group, Inc.	1,200	2,484,000	30	2/15/2019	12,000

Specialty Retail
Lowe's Cos., Inc.	473	4,463,701	110	1/18/2019	8,514
Total options purchased (cost $373,391)					$28,769

Written option contracts (“options written”)

At November 30, 2018, the Fund had outstanding options written as follows:

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Puts

Entertainment
Activision Blizzard, Inc.	868	$(4,329,584)	$50	1/18/2019	$(248,248)
Spotify Technology SA	316	(4,309,608)	155	1/18/2019	(660,440)
					(908,688)

Food Products
Hain Celestial Group, Inc.	1,200	(2,484,000)	20	2/15/2019	(135,000)

IT Services
Visa, Inc.	522	(7,397,262)	125	3/15/2019	(113,796)

Specialty Retail
Lowe’s Cos., Inc.	473	(4,463,701)	92.5	1/18/2019	(128,420)
Total options written (premium received $803,966)					$(1,285,904)

At November 30, 2018, the Fund had securities pledged in the amount of $33,361,969 to cover collateral requirements for options written.

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3(c)	Total
Investments:
Common Stocks
Commercial Services	$—	$—	$22,812	$22,812
Oil & Gas	—	—	2,303	2,303
Other Common Stocks(a)	1,140,806	—	—	1,140,806
Total Common Stocks	1,140,806	—	25,115	1,165,921
Preferred Stocks(a)	—	—	18,218	18,218
Master Limited Partnerships(a)	13,849	—	—	13,849
Options Purchased(b)	29	—	—	29
Short-Term Investments	—	77,148	—	77,148
Total Investments	$1,154,684	$77,148	$43,333	$1,275,165

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.
(b)	The “Purchased option contracts” table under Derivative Instruments provides information on the industry or sector categorization for the portfolio.
(c)	The following is a reconciliation between the beginning and ending balances of investments in which unobservable inputs (Level 3) were used in determining value:

	Beginning balance, as of 9/1/2018	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2018	Net change in unrealized appreciation/ (depreciation) from investments still held as of 11/30/2018
Investments in Securities: (000’s omitted)
Common Stocks
Commercial Services	$22,812	$—	$—	—	$—	$—	$—	$—	$22,812	$—
Oil & Gas	—	—	—	—	2,303	—	—	—	2,303	—
Preferred Stocks
Food Products	—	—	—	—	7,520	—	—	—	7,520	—
Health Care	10,698	—	—	—	—	—	—	—	10,698	—
Total	$33,510	$—	$—	$—	$9,823	$—	$—	$—	$43,333	$—

The following table presents additional information about valuation approach and inputs used for investments that are measured at fair value and categorized within Level 3 as of November 30, 2018.

Asset class	Fair value at 11/30/2018	Valuation approach	Unobservable input	Amount or range per unit	Input value per unit	Impact to valuation from increase in input (a)
Common Stocks	$22,812,193	Market Approach	Transaction Price	$10.48	$10.48	Increase
Common Stocks	2,303,000	Market Approach	Transaction Price	7,000.00	7,000.00	Increase
Preferred Stocks	9,968,333	Market Approach	Transaction Price	10.06	10.06	Increase
Preferred Stocks	7,520,004	Market Approach	Transaction Price	12.00	12.00	Increase
Preferred Stocks	730,386	Market Approach	Transaction Price	10.06	10.06	Increase

See Notes to Schedule of Investments

Schedule of Investments Guardian Fund
(Unaudited) (cont’d)

(a)
Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's derivatives as of November 30, 2018:

Other Financial Instruments
(000's omitted)	Level 1	Level 2	Level 3	Total
Options Written
Liabilities	$(1,286)	$—	$—	$(1,286)
Total	$(1,286)	$—	$—	$(1,286)

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) November 30, 2018

	Number of Shares	Value† (000's)
Common Stocks 97.5%

Australia 0.9%
Insurance Australia Group Ltd.	3,236,713	$17,277

Austria 1.4%
BAWAG Group AG (a)	567,663	24,918

Belgium 1.3%
KBC Group NV	317,464	22,835

Canada 3.7%
Alimentation Couche-Tard, Inc. Class B	454,482	23,852
Kinaxis, Inc. *	424,493	23,738
Suncor Energy, Inc. (b)	619,573	19,977
		67,567
China 2.7%
Alibaba Group Holding Ltd. ADR *	210,469	33,856
Baidu, Inc. ADR *	80,686	15,192
		49,048
Finland 0.6%
Huhtamaki OYJ (b)	358,005	10,971

France 6.4%
Air Liquide SA	173,990	21,057
Arkema SA	129,840	12,324
Pernod-Ricard SA (b)	187,970	30,050
SPIE SA (b)	869,758	12,411
TOTAL SA	490,031	27,255
Valeo SA	491,143	14,016
		117,113
Germany 10.6%
Brenntag AG	382,230	17,729
Continental AG	112,910	17,062
CTS Eventim AG & Co. KGaA	594,510	22,898
Deutsche Boerse AG	122,831	15,734
Gerresheimer AG	318,026	22,715
Henkel AG & Co. KGaA, Preference Shares	159,377	18,472
Infineon Technologies AG	1,324,508	27,980
SAP SE ADR	201,262	20,867
Scout24 AG (a)	353,815	14,815
Stabilus SA	209,182	15,096
		193,368
Hong Kong 3.6%
AIA Group Ltd.	1,757,600	14,439
HKBN Ltd.	13,444,300	20,970
Techtronic Industries Co. Ltd.	5,578,300	30,253
		65,662
Ireland 1.9%
CRH PLC	618,314	17,001
Kerry Group PLC Class A	177,609	18,375
		35,376
Number of Shares		Value† (000's)
Israel 2.0%
Check Point Software Technologies Ltd. *	232,846	$26,035
Tower Semiconductor Ltd. *	624,200	9,837
		35,872
Italy 0.0%(c)
Brembo SpA (b)	36,053	403

Japan 14.9%
Bridgestone Corp.	736,100	29,929
Daikin Industries Ltd.	315,300	35,158
Hoya Corp.	179,200	10,953
Ichigo, Inc. (b)	7,397,400	25,434
Kao Corp.	238,900	17,623
Keyence Corp.	60,400	32,903
Kose Corp.	137,900	20,629
Sanwa Holdings Corp.	1,577,900	19,223
Shionogi & Co. Ltd.	499,400	33,122
SMC Corp.	75,000	25,615
Toyota Motor Corp.	338,300	20,451
		271,040
Luxembourg 1.0%
Befesa SA *(a)	437,968	17,647

Mexico 0.7%
Infraestructura Energetica Nova SAB de CV	3,198,250	12,135

Netherlands 7.7%
AerCap Holdings NV *	661,513	34,974
ASML Holding NV	285,705	48,835
Heineken NV	277,426	25,435
Intertrust NV (a)	833,620	13,413
NXP Semiconductors NV	218,576	18,223
		140,880
Norway 1.2%
Sbanken ASA (a)	2,140,250	21,517

Portugal 1.1%
Galp Energia SGPS SA	1,275,270	20,991

Singapore 1.0%
DBS Group Holdings Ltd.	1,066,200	19,040

Switzerland 13.8%
Cie Financiere Richemont SA	239,274	15,548
Ferguson PLC	334,608	21,497
Givaudan SA	13,695	33,812
Julius Baer Group Ltd. *	500,099	20,171
Novartis AG	200,732	18,327
Partners Group Holding AG	33,878	22,269
Roche Holding AG	90,200	23,414
SGS SA	9,786	23,216
SIG Combibloc Group AG *	1,183,691	11,990
Sonova Holding AG	117,544	19,039
Tecan Group AG	120,383	24,795
Number of Shares		Value† (000's)
UBS Group AG *	1,261,704	$17,103
		251,181
United Kingdom 17.3%
Aon PLC	217,700	35,944
Biffa PLC (a)	3,822,668	9,883
Bunzl PLC	1,116,928	34,502
Clinigen Group PLC	2,095,567	23,365
Compass Group PLC	1,521,991	32,639
DCC PLC	192,625	14,554
Fevertree Drinks PLC	251,888	7,713
IMI PLC	1,299,490	16,199
London Stock Exchange Group PLC	384,404	19,811
Prudential PLC	1,232,707	24,301
RELX PLC	1,559,133	32,547
Rentokil Initial PLC	2,336,802	9,866
Spectris PLC	451,309	13,819
St. James's Place PLC	1,973,984	25,393
Unilever NV	270,676	15,021
		315,557
United States 3.7%
Core Laboratories NV	129,946	10,800
Samsonite International SA *(a)	9,164,848	27,762
Sensata Technologies Holding PLC *	605,643	28,017
		66,579
Total Common Stocks (Cost $1,762,698)		1,776,977

Short-Term Investments 6.3%

Investment Companies 6.3%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (d)	39,310,227	39,310
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (d)(e)	75,525,524	75,526

Total Short-Term Investments (Cost $114,836)		114,836

Total Investments 103.8% (Cost $1,877,534)		1,891,813
Liabilities Less Other Assets (3.8)%		(68,522)

Net Assets 100.0%		$1,823,291

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $129,955,000, which represents 7.1% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $71,503,000 for the Fund.
(c)	Represents less than 0.05% of net assets
(d)	Represents 7-day effective yield as of November 30, 2018.
(e)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$120,481	6.6%
Trading Companies & Distributors	108,702	6.0%
Semiconductors & Semiconductor Equipment	104,875	5.8%
Insurance	91,961	5.0%
Banks	88,310	4.8%
Pharmaceuticals	74,863	4.1%
Life Sciences Tools & Services	70,875	3.9%
Software	70,640	3.9%
Professional Services	69,176	3.8%
Oil, Gas & Consumable Fuels	68,223	3.7%
Chemicals	67,193	3.7%
Beverages	63,198	3.5%
Auto Components	61,410	3.4%
Machinery	56,910	3.1%
Building Products	54,381	3.0%
Personal Products	53,273	2.9%
Commercial Services & Supplies	49,807	2.7%
Electronic Equipment, Instruments & Components	46,722	2.6%
Textiles, Apparel & Luxury Goods	43,310	2.4%
Internet & Direct Marketing Retail	33,856	1.9%
Hotels, Restaurants & Leisure	32,639	1.8%
Household Durables	30,253	1.7%
Interactive Media & Services	30,007	1.6%
Health Care Equipment & Supplies	29,992	1.6%
Electrical Equipment	28,017	1.5%
Real Estate Management & Development	25,434	1.4%
Food & Staples Retailing	23,852	1.3%
Containers & Packaging	22,961	1.3%
Entertainment	22,898	1.3%
Diversified Telecommunication Services	20,970	1.1%
Automobiles	20,451	1.1%
Household Products	18,472	1.0%
Food Products	18,375	1.0%
Construction Materials	17,001	0.9%
Industrial Conglomerates	14,554	0.8%
Gas Utilities	12,135	0.7%
Energy Equipment & Services	10,800	0.6%
Short-Term Investments and Other Liabilities-Net	46,314	2.5%
	$1,823,291	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Equity Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$17,277	$—	$17,277
Austria	—	24,918	—	24,918
Belgium	—	22,835	—	22,835
Finland	—	10,971	—	10,971
France	—	117,113	—	117,113
Germany	20,867	172,501	—	193,368
Hong Kong	—	65,662	—	65,662
Ireland	—	35,376	—	35,376
Italy	—	403	—	403
Japan	—	271,040	—	271,040
Luxembourg	—	17,647	—	17,647
Netherlands	53,197	87,683	—	140,880
Norway	—	21,517	—	21,517
Portugal	—	20,991	—	20,991
Singapore	—	19,040	—	19,040
Switzerland	11,990	239,191	—	251,181
United Kingdom	35,944	279,613	—	315,557
United States	38,817	27,762	—	66,579
Other Common Stocks(a)	164,622	—	—	164,622
Total Common Stocks	325,437	1,451,540	—	1,776,977
Short-Term Investments	—	114,836	—	114,836
Total Investments	$325,437	$1,566,376	$—	$1,891,813

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 98.2%

Australia 0.8%
Insurance Australia Group Ltd.	219,260	$1,170

Austria 1.5%
BAWAG Group AG (a)	52,127	2,288

Belgium 1.3%
KBC Group NV	26,397	1,899

Canada 2.6%
Alimentation Couche-Tard, Inc. Class B	37,939	1,991
Suncor Energy, Inc. (b)	62,932	2,029
		4,020
China 2.9%
Alibaba Group Holding Ltd. ADR *	19,876	3,197
Baidu, Inc. ADR *	6,666	1,255
		4,452
France 9.1%
Air Liquide SA	10,073	1,219
Arkema SA	10,811	1,026
L'Oreal SA	9,369	2,211
Pernod-Ricard SA (b)	15,726	2,514
Schneider Electric SE	20,968	1,528
SPIE SA (b)	71,299	1,017
TOTAL SA	56,480	3,142
Valeo SA	40,563	1,158
		13,815
Germany 10.4%
Brenntag AG	31,646	1,468
Continental AG	10,185	1,539
CTS Eventim AG & Co. KGaA	49,592	1,910
Deutsche Boerse AG	13,613	1,744
Gerresheimer AG	26,435	1,888
Henkel AG & Co. KGaA, Preference Shares	16,560	1,919
Infineon Technologies AG	110,098	2,326
SAP SE ADR	16,740	1,736
Scout24 AG (a)	29,353	1,229
		15,759
Hong Kong 3.3%
AIA Group Ltd.	257,900	2,119
Techtronic Industries Co. Ltd.	542,100	2,940
		5,059
Ireland 1.9%
CRH PLC	51,063	1,404
Kerry Group PLC Class A	14,764	1,527
		2,931
Israel 2.5%
Check Point Software Technologies Ltd. *	26,743	2,990
Number of Shares		Value† (000's)
Tower Semiconductor Ltd. *	52,000	$820
		3,810
Italy 0.0%(c)
Brembo SpA (b)	3,061	34

Japan 14.7%
Bridgestone Corp.	53,200	2,163
Daikin Industries Ltd.	25,900	2,888
Hoya Corp.	15,000	917
Kao Corp.	31,800	2,346
Keyence Corp.	5,200	2,833
Kose Corp.	12,300	1,840
Omron Corp.	25,500	1,126
Sanwa Holdings Corp.	98,200	1,196
Shionogi & Co. Ltd.	41,500	2,752
SMC Corp.	7,600	2,596
Toyota Motor Corp.	29,300	1,771
		22,428
Netherlands 7.2%
AerCap Holdings NV *	58,724	3,105
ASML Holding NV	25,031	4,279
Heineken NV	23,060	2,114
NXP Semiconductors NV	18,198	1,517
		11,015
Portugal 0.9%
Galp Energia SGPS SA	84,493	1,391

Singapore 1.3%
DBS Group Holdings Ltd.	109,900	1,962

Sweden 1.4%
Swedbank AB, A Shares	89,842	2,090

Switzerland 14.6%
Cie Financiere Richemont SA	20,113	1,307
Ferguson PLC	27,966	1,797
Givaudan SA	1,132	2,795
Julius Baer Group Ltd. *	41,583	1,677
Novartis AG	28,423	2,595
Partners Group Holding AG	2,832	1,861
Roche Holding AG	11,791	3,061
SGS SA	969	2,299
SIG Combibloc Group AG *	98,233	995
Sonova Holding AG	12,237	1,982
UBS Group AG *	131,118	1,777
		22,146
United Kingdom 17.8%
Aon PLC	20,541	3,391
Bunzl PLC	108,327	3,346
Compass Group PLC	126,273	2,708
DCC PLC	17,375	1,313
Fevertree Drinks PLC	20,815	637
IMI PLC	136,208	1,698
London Stock Exchange Group PLC	31,491	1,623
Number of Shares		Value† (000's)
Prudential PLC	102,735	$2,025
Reckitt Benckiser Group PLC	22,112	1,841
RELX PLC	151,215	3,157
Rentokil Initial PLC	193,306	816
Spectris PLC	37,982	1,163
St. James's Place PLC	200,671	2,581
Unilever NV	14,733	818
		27,117
United States 4.0%
Core Laboratories NV	13,526	1,124
Samsonite International SA *(a)	763,241	2,312
Sensata Technologies Holding PLC *	58,832	2,722
		6,158
Total Common Stocks (Cost $151,000)		149,544

Short-Term Investments 5.0%

Investment Companies 5.0%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (d)	1,812,619	1,813
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (d)(e)	5,792,858	5,793

Total Short-Term Investments (Cost $7,606)		7,606

Total Investments 103.2% (Cost $158,606)		157,150
Liabilities Less Other Assets (3.2)%		(4,901)

Net Assets 100.0%		$152,249

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $5,829,000, which represents 3.8% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $5,482,000 for the Fund.
(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of November 30, 2018.
(e)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Capital Markets	$11,263	7.4%
Trading Companies & Distributors	9,716	6.4%
Semiconductors & Semiconductor Equipment	8,942	5.9%
Insurance	8,705	5.7%
Pharmaceuticals	8,408	5.5%
Banks	8,239	5.4%
Personal Products	7,215	4.7%
Oil, Gas & Consumable Fuels	6,562	4.3%
Professional Services	5,456	3.6%
Beverages	5,265	3.4%
Electronic Equipment, Instruments & Components	5,122	3.4%
Chemicals	5,040	3.3%
Auto Components	4,894	3.2%
Software	4,726	3.1%
Machinery	4,294	2.8%
Electrical Equipment	4,250	2.8%
Building Products	4,084	2.7%
Household Products	3,760	2.5%
Textiles, Apparel & Luxury Goods	3,619	2.4%
Internet & Direct Marketing Retail	3,197	2.1%
Household Durables	2,940	1.9%
Health Care Equipment & Supplies	2,899	1.9%
Hotels, Restaurants & Leisure	2,708	1.8%
Interactive Media & Services	2,484	1.6%
Food & Staples Retailing	1,991	1.3%
Entertainment	1,910	1.3%
Life Sciences Tools & Services	1,888	1.2%
Commercial Services & Supplies	1,833	1.2%
Automobiles	1,771	1.2%
Food Products	1,527	1.0%
Construction Materials	1,404	0.9%
Industrial Conglomerates	1,313	0.9%
Energy Equipment & Services	1,124	0.7%
Containers & Packaging	995	0.7%
Short-Term Investments and Other Liabilities-Net	2,705	1.8%
	$152,249	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Select Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$—	$1,170	$—	$1,170
Austria	—	2,288	—	2,288
Belgium	—	1,899	—	1,899
France	—	13,815	—	13,815
Germany	1,736	14,023	—	15,759
Hong Kong	—	5,059	—	5,059
Ireland	—	2,931	—	2,931
Italy	—	34	—	34
Japan	—	22,428	—	22,428
Netherlands	4,622	6,393	—	11,015
Portugal	—	1,391	—	1,391
Singapore	—	1,962	—	1,962
Sweden	—	2,090	—	2,090
Switzerland	995	21,151	—	22,146
United Kingdom	3,391	23,726	—	27,117
United States	3,846	2,312	—	6,158
Other Common Stocks(a)	12,282	—	—	12,282
Total Common Stocks	26,872	122,672	—	149,544
Short-Term Investments	—	7,606	—	7,606
Total Investments	$26,872	$130,278	$—	$157,150

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited) November 30, 2018
	Number of Shares	Value† (000's)
Common Stocks 92.4%

Australia 1.1%
ARB Corp. Ltd.	2,350	$29
Steadfast Group Ltd.	17,775	35
		64
Austria 0.8%
Schoeller-Bleckmann Oilfield Equipment AG	549	46

Belgium 1.0%
Shurgard Self Storage SA *	2,060	58

Canada 4.5%
ATS Automation Tooling Systems, Inc. *	3,451	44
Colliers International Group, Inc.	1,255	82
Computer Modelling Group Ltd.	11,201	56
Kinaxis, Inc. *	1,478	83
		265
China 0.6%
Xiabuxiabu Catering Management China Holdings Co. Ltd. *(a)	24,000	35

Denmark 3.4%
Schouw & Co. A/S	1,108	91
SimCorp A/S	782	50
Sydbank A/S	2,345	58
		199
Finland 1.3%
Kemira OYJ	6,780	78

France 4.3%
ESI Group *	1,447	52
Lectra	1,400	31
Sopra Steria Group	280	29
Trigano SA	626	66
Virbac SA *	555	76
		254
Germany 5.6%
Dermapharm Holding SE *	1,129	31
Jenoptik AG	1,840	56
Stabilus SA	1,200	87
STRATEC Biomedical AG	472	29
Washtec AG	1,195	88
Westwing Group AG *	1,611	38
		329
Ireland 1.7%
Applegreen PLC	14,294	98

Italy 3.2%
Anima Holding SpA (a)	10,391	44
Carel Industries SpA *(a)	8,296	86
Number of Shares		Value† (000's)
Cerved Group SpA	7,818	$60
		190
Japan 23.5%
Aeon Delight Co. Ltd.	2,250	79
Amano Corp.	3,200	69
Ariake Japan Co. Ltd.	1,200	104
Azbil Corp.	2,500	54
Chugoku Marine Paints Ltd. (b)	3,600	33
Fukushima Industries Corp.	1,325	51
Ichigo, Inc.	16,100	55
Konishi Co. Ltd.	4,400	73
Nagaileben Co. Ltd.	2,000	49
Nakanishi, Inc. (c)	1,500	28
Nihon Parkerizing Co. Ltd.	6,700	88
Nohmi Bosai Ltd.	4,600	92
Okamoto Industries, Inc.	1,300	69
Optex Group Co. Ltd. (b)	1,700	35
Prestige International, Inc.	9,200	117
Relo Group, Inc.	3,900	108
SHO-BOND Holdings Co. Ltd.	1,600	123
Shoei Co. Ltd.	2,300	90
Sun Frontier Fudousan Co. Ltd.	7,000	74
		1,391
Jersey 0.5%
Sanne Group PLC	4,155	32

Luxembourg 1.2%
Befesa SA *(a)	1,736	70

Netherlands 2.4%
Corbion NV	2,790	81
Intertrust NV (a)	3,640	58
		139
Norway 3.0%
Borregaard ASA	9,260	86
Sbanken ASA (a)	8,894	89
		175
Singapore 1.6%
Haw Par Corp. Ltd.	10,400	97

Spain 1.4%
Applus Services SA	6,895	83

Sweden 5.7%
Cloetta AB, B Shares	28,245	81
Dustin Group AB (a)	9,850	88
Sweco AB, B Shares	4,003	87
Thule Group AB (a)	4,420	83
		339
Switzerland 12.9%
Ascom Holding AG	4,589	67
Belimo Holding AG	21	86
Bossard Holding AG Class A	485	76
Comet Holding AG *(b)	457	39
	Number of Shares	Value† (000's)
Interroll Holding AG	51	$90
Kardex AG *	534	64
Komax Holding AG	300	78
Medartis Holding AG *(a)	1,031	64
Tecan Group AG	470	97
u-blox Holding AG *	460	43
VZ Holding AG	217	58
		762
United Kingdom 12.7%
Amigo Holdings PLC *(a)(b)	18,411	59
Biffa PLC (a)	29,805	77
Big Yellow Group PLC	5,535	62
Clinigen Group PLC	8,545	95
Dechra Pharmaceuticals PLC	2,589	71
Diploma PLC	3,775	61
Essentra PLC	14,242	70
Gocompare.Com Group PLC	61,643	62
Johnson Service Group PLC	51,245	79
Restore PLC	15,770	79
Sensyne Health Ltd. *	15,331	33
		748
Total Common Stocks (Cost $6,067)		5,452

Exchange-Traded Funds 2.6%

United States 2.6%
iShares MSCI EAFE Small-Cap ETF (b) (Cost $172)	2,716	153

Short-Term Investments 8.1%

Investment Companies 8.1%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (d)(e)	278,649	279
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (d)(f)	200,843	201

Total Short-Term Investments (Cost $480)		480

Total Investments 103.1% (Cost $6,719)		6,085
Liabilities Less Other Assets (3.1)%		(183)

Net Assets 100.0%		$5,902

*	Non-income producing security.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited)(cont’d)

(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at November 30, 2018 amounted to approximately $753,000, which represents 12.8% of net assets of the Fund.

(b)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $188,000 for the Fund.
(c)	All or a portion of this security was purchased on a delayed delivery basis.
(d)	Represents 7-day effective yield as of November 30, 2018.
(e)	All or a portion of this security is segregated in connection with obligations for when-issued securities with a total value of approximately $279,000.
(f)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited)(cont’d)

POSITIONS BY INDUSTRY

Industry	Investments at Value† (000's omitted)	Percentage of Net Assets
Chemicals	$578	9.8%
Machinery	502	8.5%
Commercial Services & Supplies	501	8.5%
Electronic Equipment, Instruments & Components	431	7.3%
Real Estate Management & Development	377	6.4%
Food Products	276	4.7%
Pharmaceuticals	275	4.7%
Software	216	3.7%
Construction & Engineering	210	3.5%
Life Sciences Tools & Services	192	3.2%
Internet & Direct Marketing Retail	188	3.2%
Health Care Equipment & Supplies	170	2.9%
Exchange-Traded Funds	153	2.6%
Banks	147	2.5%
Professional Services	141	2.4%
Trading Companies & Distributors	137	2.3%
Capital Markets	134	2.3%
Auto Components	119	2.0%
Energy Equipment & Services	102	1.7%
Health Care Technology	100	1.7%
Specialty Retail	98	1.6%
Building Products	86	1.5%
Leisure Products	83	1.4%
Automobiles	66	1.1%
Equity Real Estate Investment Trusts	62	1.1%
Diversified Financial Services	60	1.0%
Consumer Finance	59	1.0%
Semiconductors & Semiconductor Equipment	43	0.7%
Hotels, Restaurants & Leisure	35	0.6%
Insurance	35	0.6%
IT Services	29	0.5%
Short-Term Investments and Other Liabilities-Net	297	5.0%
	$5,902	100.0%

See Notes to Schedule of Investments

Schedule of Investments International Small Cap Fund
(Unaudited)(cont’d)
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Australia	$29	$35	$—	$64
Austria	—	46	—	46
China	—	35	—	35
Denmark	—	199	—	199
Finland	—	78	—	78
France	76	178	—	254
Germany	67	262	—	329
Ireland	—	98	—	98
Italy	—	190	—	190
Japan	—	1,391	—	1,391
Luxembourg	—	70	—	70
Netherlands	—	139	—	139
Norway	—	175	—	175
Spain	—	83	—	83
Sweden	—	339	—	339
Switzerland	64	698	—	762
United Kingdom	92	656	—	748
Other Common Stocks(a)	452	—	—	452
Total Common Stocks	780	4,672	—	5,452
Exchange-Traded Funds	153	—	—	153
Short-Term Investments	—	480	—	480
Total Investments	$933	$5,152	$—	$6,085

(a)	The Schedule of Investments provides a geographic categorization as well as a Positions by Industry summary.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 98.2%

Aerospace & Defense 5.0%
KEYW Holding Corp. *	881,906	$8,616
Mercury Systems, Inc. *	130,147	6,743
Spirit AeroSystems Holdings, Inc. Class A	136,490	11,176
Teledyne Technologies, Inc. *	29,352	6,592
		33,127
Banks 4.9%
BankUnited, Inc.	178,104	6,152
Comerica, Inc.	69,974	5,540
Huntington Bancshares, Inc.	432,730	6,313
TCF Financial Corp.	409,900	9,219
Texas Capital Bancshares, Inc. *	82,200	4,904
		32,128
Capital Markets 0.0%(a)
Alimco Financial Corp. *	6,637	56

Commercial Services & Supplies 3.7%
Clean Harbors, Inc. *	161,814	10,442
Covanta Holding Corp.	431,400	7,144
Stericycle, Inc. *	138,900	6,677
		24,263
Communications Equipment 11.0%
ARRIS International PLC *	893,471	27,608
Ciena Corp. *	927,683	30,261
Infinera Corp. *	1,141,900	4,922
Ribbon Communications, Inc. *	640,499	3,420
Viavi Solutions, Inc. *	618,099	6,268
		72,479
Construction & Engineering 2.1%
KBR, Inc.	545,600	10,132
Valmont Industries, Inc.	30,700	4,007
		14,139
Containers & Packaging 4.7%
Avery Dennison Corp.	135,936	13,104
Crown Holdings, Inc. *	349,526	17,924
		31,028
Electrical Equipment 0.3%
Babcock & Wilcox Enterprises, Inc. *	2,131,540	1,888

Electronic Equipment, Instruments & Components 3.0%
II-VI, Inc. *	95,430	3,571
Itron, Inc. *	160,331	8,683
Maxwell Technologies, Inc. *	530,100	1,331
OSI Systems, Inc. *	83,900	6,074
		19,659
Energy Equipment & Services 2.7%
Dril-Quip, Inc. *	87,900	3,451
Number of Shares		Value† (000's)
Forum Energy Technologies, Inc. *	298,600	$1,998
ION Geophysical Corp. *	130,331	1,153
McDermott International, Inc. *	189,366	1,649
Oil States International, Inc. *	136,700	3,065
Patterson-UTI Energy, Inc.	189,000	2,623
Superior Energy Services, Inc. *	383,100	2,088
TETRA Technologies, Inc. *	695,992	1,615
		17,642
Equity Real Estate Investment Trusts 0.8%
Uniti Group, Inc.	271,000	5,401

Food Products 1.8%
Hain Celestial Group, Inc. *	193,100	3,997
TreeHouse Foods, Inc. *	148,900	7,832
		11,829
Health Care Equipment & Supplies 2.0%
Accuray, Inc. *	1,313,739	5,387
AtriCure, Inc. *	225,300	7,545
		12,932
Health Care Providers & Services 3.5%
Acadia Healthcare Co., Inc. *	268,600	9,124
Molina Healthcare, Inc. *	61,061	8,531
Patterson Cos., Inc.	210,000	5,328
		22,983
Health Care Technology 1.4%
Allscripts Healthcare Solutions, Inc. *	898,300	9,172

Hotels, Restaurants & Leisure 1.0%
SeaWorld Entertainment, Inc. *	235,800	6,716

Household Durables 0.9%
Tempur Sealy International, Inc. *	118,500	6,041

Independent Power and Renewable Electricity Producers 2.9%
Atlantic Power Corp. *	2,059,835	4,511
Ormat Technologies, Inc.	133,741	7,502
Vistra Energy Corp. *	287,561	6,752
		18,765
IT Services 4.9%
Conduent, Inc. *	591,300	7,580
CoreLogic, Inc. *	262,125	10,606
LiveRamp Holdings, Inc. *	187,100	8,850
Unisys Corp. *	373,700	5,052
		32,088
Number of Shares		Value† (000's)
Life Sciences Tools & Services 6.8%
Charles River Laboratories International, Inc. *	149,771	$20,197
Fluidigm Corp. *	1,334,159	10,940
Luminex Corp.	262,400	7,707
NanoString Technologies, Inc. *	354,000	6,113
		44,957
Machinery 4.1%
Actuant Corp. Class A	273,075	6,991
Harsco Corp. *	189,800	5,077
ITT, Inc.	121,200	6,720
Lydall, Inc. *	142,900	3,162
Manitowoc Co., Inc. *	134,975	2,666
Twin Disc, Inc. *	124,809	2,178
		26,794
Marine 0.1%
Danaos Corp. *	416,659	442

Media 1.5%
Criteo SA ADR *	206,400	4,809
MSG Networks, Inc. Class A *	192,753	5,162
		9,971
Metals & Mining 1.0%
Cleveland-Cliffs, Inc. *	744,400	6,908

Pharmaceuticals 2.3%
Amneal Pharmaceuticals, Inc. *	508,110	8,999
Intersect ENT, Inc. *	95,588	2,868
Mallinckrodt PLC *	142,700	3,395
		15,262
Road & Rail 2.8%
Avis Budget Group, Inc. *	179,200	5,249
Hertz Global Holdings, Inc. *	373,900	6,996
Ryder System, Inc.	104,704	5,923
		18,168
Semiconductors & Semiconductor Equipment 8.7%
CEVA, Inc. *	131,900	3,428
Cypress Semiconductor Corp.	691,935	9,618
Entegris, Inc.	118,200	3,475
Impinj, Inc. *	138,500	2,942
MACOM Technology Solutions Holdings, Inc. *	467,418	8,306
Mellanox Technologies Ltd. *	195,250	18,125
Rambus, Inc. *	797,344	6,953
Veeco Instruments, Inc. *	504,500	4,419
		57,266
Software 10.5%
Cloudera, Inc. *	444,700	5,488
FireEye, Inc. *	679,700	13,601

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Nuance Communications, Inc. *	940,400	$15,037
OneSpan, Inc. *	288,100	4,889
Seachange International, Inc. *	608,767	1,023
TiVo Corp.	658,430	6,518
Verint Systems, Inc. *	492,461	22,372
		68,928
Specialty Retail 3.0%
Chico's FAS, Inc.	551,700	2,979
Express, Inc. *	443,000	2,764
Office Depot, Inc.	1,892,367	6,112
Party City Holdco, Inc. *	596,990	7,134
RTW RetailWinds, Inc. *	247,000	828
		19,817
Technology Hardware, Storage & Peripherals 0.3%
Diebold Nixdorf, Inc.	468,800	1,533
Quantum Corp. *	194,175	464
		1,997
Textiles, Apparel & Luxury Goods 0.5%
Crocs, Inc. *	122,200	3,397

Total Common Stocks (Cost $526,773)		646,243

Convertible Preferred Stocks 0.7%

Independent Power and Renewable Electricity Producers 0.7%
Vistra Energy Corp., 7.00%, due 7/1/19 (Cost $4,926)	51,300	4,830
Principal Amount
Convertible Bonds 0.6%

Electronic Equipment, Instruments & Components 0.6%
Maxwell Technologies, Inc., 5.50%, due 9/15/22 (b)(c) (Cost $4,500)	4,500,000	3,636

Short-Term Investments 0.6%

Investment Companies 0.6%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (d) (Cost $3,902)	3,902,238	3,902

Total Investments 100.1% (Cost $540,101)		658,611
Liabilities Less Other Assets (0.1)%		(655)

Net Assets 100.0%		$657,956

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Illiquid security.
(c)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At November 30, 2018, these securities amounted to approximately $3,636,000, which represents 0.6% of net assets of the Fund.

(d)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$646,243	$—	$—	$646,243
Convertible Preferred Stocks(a)	4,830	—	—	4,830
Convertible Bonds(a)	—	3,636	—	3,636
Short-Term Investments	—	3,902	—	3,902
Total Investments	$651,073	$7,538	$—	$658,611

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)

Common Stocks 93.8%

Airlines 1.1%
Delta Air Lines, Inc.	257,509	$15,633

Banks 8.2%
JPMorgan Chase & Co.	661,473	73,549
M&T Bank Corp.	83,454	14,105
PNC Financial Services Group, Inc.	110,553	15,011
SunTrust Banks, Inc.	132,425	8,302
Wells Fargo & Co.	177,717	9,646
		120,613
Biotechnology 0.9%
BioMarin Pharmaceutical, Inc. *	136,982	13,154

Capital Markets 1.6%
CME Group, Inc.	122,710	23,325

Communications Equipment 0.6%
Cisco Systems, Inc.	174,316	8,344

Diversified Telecommunication Services 5.9%
AT&T, Inc.	682,180	21,311
CenturyLink, Inc.	853,563	16,047
Verizon Communications, Inc.	819,411	49,411
		86,769
Electric Utilities 9.4%
American Electric Power Co., Inc.	374,671	29,127
Evergy, Inc.	305,800	18,155
Exelon Corp.	921,289	42,739
FirstEnergy Corp.	913,131	34,544
NextEra Energy, Inc.	76,570	13,913
		138,478
Electrical Equipment 1.3%
Emerson Electric Co.	285,753	19,294

Equity Real Estate Investment Trusts 7.6%
AvalonBay Communities, Inc.	31,689	6,039
Equity Residential	427,669	30,471
Prologis, Inc.	267,562	18,018
Public Storage	102,603	21,881
Simon Property Group, Inc.	93,919	17,440
SL Green Realty Corp.	182,956	17,641
		111,490
Food & Staples Retailing 4.5%
Costco Wholesale Corp.	33,088	7,653
Walgreens Boots Alliance, Inc.	167,854	14,212
Walmart, Inc.	456,546	44,582
		66,447
Food Products 4.2%
Conagra Brands, Inc.	260,482	8,424
Kraft Heinz Co.	126,699	6,477
Number of Shares		Value† (000's)
Mondelez International, Inc. Class A	1,025,307	$46,118
		61,019
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	315,374	23,353
Medtronic PLC	59,796	5,832
		29,185
Health Care Providers & Services 7.8%
Centene Corp. *	253,072	36,000
Cigna Corp.	113,775	25,415
CVS Health Corp.	104,394	8,372
Express Scripts Holding Co. *	64,705	6,566
HCA Healthcare, Inc.	265,201	38,186
		114,539
Household Products 3.7%
Church & Dwight Co., Inc.	98,494	6,519
Procter & Gamble Co.	506,514	47,871
		54,390
Industrial Conglomerates 0.6%
Honeywell International, Inc.	58,411	8,572

Insurance 4.7%
Aon PLC	110,914	18,313
Assurant, Inc.	105,253	10,235
Athene Holding Ltd. Class A *	369,763	16,081
Chubb Ltd.	185,727	24,839
		69,468
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	18,998	4,741

Machinery 0.4%
Deere & Co.	41,192	6,380

Media 0.3%
Comcast Corp. Class A	122,534	4,780

Metals & Mining 3.4%
Newmont Mining Corp.	1,538,795	49,765

Multi-Utilities 4.7%
DTE Energy Co.	242,456	29,032
NiSource, Inc.	839,109	22,169
Sempra Energy	151,830	17,494
		68,695
Multiline Retail 0.8%
Nordstrom, Inc.	216,271	11,434

Oil, Gas & Consumable Fuels 7.5%
Cabot Oil & Gas Corp.	885,020	22,267
EOG Resources, Inc.	225,712	23,319
Exxon Mobil Corp.	742,783	59,051
Valero Energy Corp.	64,145	5,125
		109,762
Personal Products 1.2%
Unilever NV	317,589	17,629
Number of Shares		Value† (000's)

Pharmaceuticals 8.5%
Johnson & Johnson	302,038	$44,369
Merck & Co., Inc.	366,958	29,115
Pfizer, Inc.	1,117,920	51,681
		125,165
Software 0.4%
Microsoft Corp.	52,139	5,782

Specialty Retail 0.6%
Tiffany & Co.	96,914	8,819

Textiles, Apparel & Luxury Goods 0.7%
lululemon Athletica, Inc. *	82,670	10,958

Wireless Telecommunication Services 0.9%
T-Mobile US, Inc. *	204,050	13,967

Total Common Stocks (Cost $1,213,890)		1,378,597

Short-Term Investments 6.0%

Investment Companies 6.0%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (a) (Cost $87,679)	87,679,111	87,679

Total Investments 99.8% (Cost $1,301,569)		1,466,276
Other Assets Less Liabilities 0.2%		3,070

Net Assets 100.0%		$1,469,346

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Large Cap Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,378,597	$—	$—	$1,378,597
Short-Term Investments	—	87,679	—	87,679
Total Investments	$1,378,597	$87,679	$—	$1,466,276

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)

Common Stocks 95.5%

Aerospace & Defense 1.2%
Harris Corp.	112,500	$16,082

Auto Components 0.8%
Aptiv PLC	145,000	10,426

Banks 1.8%
East West Bancorp, Inc.	175,000	9,396
SVB Financial Group *	55,000	14,014
		23,410
Biotechnology 5.8%
Agios Pharmaceuticals, Inc. *	120,000	7,896
Array BioPharma, Inc. *	475,000	7,566
BioMarin Pharmaceutical, Inc. *	160,000	15,365
Exelixis, Inc. *	600,000	12,186
Incyte Corp. *	220,000	14,135
Neurocrine Biosciences, Inc. *	100,000	8,827
Sarepta Therapeutics, Inc. *	40,000	5,179
Seattle Genetics, Inc. *	100,000	6,258
		77,412
Building Products 0.3%
Resideo Technologies, Inc. *	225,000	4,642

Capital Markets 2.6%
Cboe Global Markets, Inc.	125,000	13,452
MarketAxess Holdings, Inc.	35,000	7,621
Raymond James Financial, Inc.	180,000	14,351
		35,424
Commercial Services & Supplies 2.7%
Cintas Corp.	100,000	18,738
Waste Connections, Inc.	225,000	17,658
		36,396
Communications Equipment 2.5%
Motorola Solutions, Inc.	175,000	22,969
Palo Alto Networks, Inc. *	62,500	10,809
		33,778
Construction & Engineering 0.8%
MasTec, Inc. *	250,000	11,273

Consumer Finance 0.8%
Green Dot Corp. Class A *	124,700	10,393

Containers & Packaging 1.4%
Ball Corp.	125,000	6,139
Packaging Corp. of America	125,000	12,227
		18,366
Diversified Consumer Services 2.7%
Bright Horizons Family Solutions, Inc. *	162,000	19,712
Number of Shares		Value† (000's)
Service Corp. International	350,000	$16,170
		35,882
Electrical Equipment 2.0%
AMETEK, Inc.	225,000	16,522
Rockwell Automation, Inc.	55,000	9,588
		26,110
Electronic Equipment, Instruments & Components 6.3%
Amphenol Corp. Class A	209,500	18,423
CDW Corp.	282,500	26,182
Cognex Corp.	200,000	8,804
Keysight Technologies, Inc. *	220,000	13,600
Trimble, Inc. *	450,000	17,114
		84,123
Entertainment 1.5%
Take-Two Interactive Software, Inc. *	182,500	20,015

Equity Real Estate Investment Trusts 0.6%
CyrusOne, Inc.	150,000	8,412

Food Products 0.7%
Lamb Weston Holdings, Inc.	130,000	9,971

Health Care Equipment & Supplies 6.2%
ABIOMED, Inc. *	27,500	9,149
Align Technology, Inc. *	22,500	5,172
AxoGen, Inc. *	175,000	5,859
Edwards Lifesciences Corp. *	80,000	12,961
Hill-Rom Holdings, Inc.	135,000	13,090
IDEXX Laboratories, Inc. *	30,000	6,113
Insulet Corp. *	105,000	8,813
Merit Medical Systems, Inc. *	200,000	12,610
Penumbra, Inc. *	70,000	9,745
		83,512
Health Care Providers & Services 3.7%
Centene Corp. *	50,000	7,113
Encompass Health Corp.	150,000	11,281
Tivity Health, Inc. *	435,000	17,818
WellCare Health Plans, Inc. *	52,500	13,381
		49,593
Health Care Technology 1.8%
Teladoc Health, Inc. *	100,000	6,245
Veeva Systems, Inc. Class A *	180,000	17,309
		23,554
Hotels, Restaurants & Leisure 5.2%
Aramark	300,000	11,418
Eldorado Resorts, Inc. *	275,000	12,094
Norwegian Cruise Line Holdings Ltd. *	300,000	15,396
Number of Shares		Value† (000's)
Red Rock Resorts, Inc. Class A	350,000	$9,156
Vail Resorts, Inc.	77,000	21,497
		69,561
Household Products 0.9%
Church & Dwight Co., Inc.	175,000	11,583

Independent Power and Renewable Electricity Producers 0.9%
Vistra Energy Corp. *	525,000	12,327

Industrial Conglomerates 1.5%
Roper Technologies, Inc.	68,000	20,236

Interactive Media & Services 1.0%
IAC/InterActiveCorp *	77,500	13,792

IT Services 6.6%
Fiserv, Inc. *	115,000	9,100
Global Payments, Inc.	190,000	21,244
Okta, Inc. *	225,000	14,321
Perspecta, Inc.	120,100	2,535
Square, Inc. Class A *	235,000	16,413
Total System Services, Inc.	173,000	15,115
Twilio, Inc. Class A *	100,000	9,449
		88,177
Life Sciences Tools & Services 2.9%
Bio-Rad Laboratories, Inc. Class A *	72,500	19,899
PRA Health Sciences, Inc. *	161,000	18,795
		38,694
Machinery 5.0%
Altra Industrial Motion Corp.	200,000	6,310
Fortive Corp.	190,035	14,456
Gardner Denver Holdings, Inc. *	350,000	8,663
IDEX Corp.	130,000	17,862
Stanley Black & Decker, Inc.	100,000	13,085
Xylem, Inc.	93,000	6,787
		67,163
Media 0.8%
Altice USA, Inc. Class A	600,000	10,614

Oil, Gas & Consumable Fuels 1.0%
Concho Resources, Inc. *	75,000	9,775
WPX Energy, Inc. *	250,000	3,488
		13,263
Pharmaceuticals 0.7%
Aerie Pharmaceuticals, Inc. *	220,000	8,776

Professional Services 1.9%
CoStar Group, Inc. *	70,000	25,857

Road & Rail 1.5%
J.B. Hunt Transport Services, Inc.	87,500	9,307

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Old Dominion Freight Line, Inc.	80,000	$10,938
		20,245
Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	600,000	12,780
Monolithic Power Systems, Inc.	135,000	17,830
Xilinx, Inc.	155,000	14,334
		44,944
Software 8.9%
Autodesk, Inc. *	125,000	18,063
Nutanix, Inc. Class A *	317,500	14,195
Proofpoint, Inc. *	80,000	7,761
RingCentral, Inc. Class A *	212,500	17,616
ServiceNow, Inc. *	120,000	22,232
Splunk, Inc. *	160,000	17,877
Tyler Technologies, Inc. *	40,000	7,710
Ultimate Software Group, Inc. *	52,500	13,856
		119,310
Specialty Retail 6.4%
Burlington Stores, Inc. *	123,000	20,388
Five Below, Inc. *	150,000	15,719
Hudson Ltd. Class A *	300,000	6,225
O'Reilly Automotive, Inc. *	41,000	14,218
Ross Stores, Inc.	200,000	17,520
Ulta Beauty, Inc. *	37,500	11,167
		85,237
Trading Companies & Distributors 0.7%
United Rentals, Inc. *	80,000	9,370

Total Common Stocks (Cost $995,059)		1,277,923

Exchange-Traded Funds 1.0%
iShares Russell Mid-Cap Growth ETF (a) (Cost $12,481)	110,000	13,775

Short-Term Investments 4.3%

Investment Companies 4.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (b)	49,358,514	49,359
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (b)(c)	7,249,033	7,249

Total Short-Term Investments (Cost $56,608)		56,608
Number of Shares	Value† (000's)
Total Investments 100.8% (Cost $1,064,148)	$1,348,306
Liabilities Less Other Assets (0.8)%	(10,523)
Net Assets 100.0%	$1,337,783

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $7,148,000 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,277,923	$—	$—	$1,277,923
Exchange-Traded Funds	13,775	—	—	13,775
Short-Term Investments	—	56,608	—	56,608
Total Investments	$1,291,698	$56,608	$—	$1,348,306

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)
Common Stocks 94.7%

Aerospace & Defense 7.0%
Esterline Technologies Corp. *	11,300	$1,342
General Dynamics Corp.	17,850	3,300
Hexcel Corp.	27,300	1,684
Spirit AeroSystems Holdings, Inc. Class A	15,700	1,285
		7,611
Airlines 2.2%
American Airlines Group, Inc.	29,700	1,193
JetBlue Airways Corp. *	62,200	1,214
		2,407
Auto Components 0.9%
Aptiv PLC	14,300	1,028

Banks 7.7%
BankUnited, Inc.	61,900	2,138
BB&T Corp.	34,700	1,773
Comerica, Inc.	29,600	2,344
KeyCorp	115,000	2,109
		8,364
Beverages 2.1%
Molson Coors Brewing Co. Class B	35,100	2,309

Biotechnology 2.0%
Alexion Pharmaceuticals, Inc. *	17,800	2,192

Building Products 2.5%
Johnson Controls International PLC	78,308	2,724

Capital Markets 2.1%
State Street Corp.	31,400	2,293

Chemicals 2.7%
Ashland Global Holdings, Inc.	23,100	1,892
Chemours Co.	37,100	1,056
		2,948
Commercial Services & Supplies 2.4%
Covanta Holding Corp.	154,600	2,560

Communications Equipment 4.1%
ARRIS International PLC *	65,100	2,012
Ciena Corp. *	76,500	2,495
		4,507
Construction & Engineering 1.6%
Valmont Industries, Inc.	13,500	1,762

Electric Utilities 1.4%
Edison International	28,000	1,549

Electrical Equipment 1.3%
Acuity Brands, Inc.	10,700	1,391

Electronic Equipment, Instruments & Components 1.6%
Itron, Inc. *	31,800	1,722
Number of Shares		Value† (000's)

Entertainment 1.8%
Lions Gate Entertainment Corp. Class A	24,600	$478
Lions Gate Entertainment Corp. Class B	84,700	1,527
		2,005
Equity Real Estate Investment Trusts 1.5%
CoreCivic, Inc.	74,300	1,631

Food Products 4.4%
Hain Celestial Group, Inc. *	86,900	1,799
TreeHouse Foods, Inc. *	56,600	2,977
		4,776
Health Care Equipment & Supplies 2.4%
Zimmer Biomet Holdings, Inc.	22,500	2,633

Health Care Providers & Services 0.5%
Molina Healthcare, Inc. *	4,200	587

Hotels, Restaurants & Leisure 5.9%
International Game Technology PLC	69,900	1,203
MGM Resorts International	54,100	1,458
SeaWorld Entertainment, Inc. *	39,100	1,114
Wyndham Destinations, Inc.	55,300	2,293
Wyndham Hotels & Resorts, Inc.	8,100	406
		6,474
Household Durables 1.7%
Whirlpool Corp.	14,600	1,842

Independent Power and Renewable Electricity Producers 1.7%
AES Corp.	116,400	1,803

IT Services 2.2%
Amdocs Ltd.	16,400	1,064
Conduent, Inc. *	102,100	1,309
		2,373
Media 1.0%
MSG Networks, Inc. Class A *	42,600	1,141

Mortgage Real Estate Investment 2.6%
Starwood Property Trust, Inc.	128,800	2,881

Multi-Utilities 1.2%
Vectren Corp.	17,500	1,257

Oil, Gas & Consumable Fuels 6.9%
Cabot Oil & Gas Corp.	90,900	2,287
Devon Energy Corp.	60,000	1,622
ONEOK, Inc.	32,200	1,978
Williams Cos., Inc.	62,300	1,577
		7,464
Number of Shares		Value† (000's)

Pharmaceuticals 3.1%
Perrigo Co. PLC	30,100	$1,875
Teva Pharmaceutical Industries Ltd. ADR *	68,900	1,484
		3,359
Semiconductors & Semiconductor Equipment 2.2%
ON Semiconductor Corp. *	69,800	1,339
Skyworks Solutions, Inc.	14,700	1,070
		2,409
Software 5.6%
Check Point Software Technologies Ltd. *	19,400	2,169
Nuance Communications, Inc. *	147,400	2,357
Teradata Corp. *	43,100	1,622
		6,148
Specialty Retail 3.5%
Chico's FAS, Inc.	248,100	1,340
Party City Holdco, Inc. *	202,300	2,417
		3,757
Technology Hardware, Storage & Peripherals 1.4%
Western Digital Corp.	34,436	1,563

Trading Companies & Distributors 3.5%
AerCap Holdings NV *	71,900	3,801

Total Common Stocks (Cost $95,004)		103,271

Short-Term Investments 5.2%

Investment Companies 5.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (a) (Cost $5,662)	5,662,192	5,662

Total Investments 99.9% (Cost $100,666)		108,933
Other Assets Less Liabilities 0.1%		66

Net Assets 100.0%		$108,999

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$103,271	$—	$—	$103,271
Short-Term Investments	—	5,662	—	5,662
Total Investments	$103,271	$5,662	$—	$108,933

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 98.9%

Aerospace & Defense 4.6%
Boeing Co.	140,000	$48,546
Raytheon Co.	175,000	30,685
		79,231
Banks 5.3%
FCB Financial Holdings, Inc. Class A *	150,000	5,946
JPMorgan Chase & Co.	765,000	85,060
		91,006
Capital Markets 12.0%
Brookfield Asset Management, Inc. Class A	1,330,000	58,360
Charles Schwab Corp.	1,060,000	47,488
Goldman Sachs Group, Inc.	215,000	40,998
Intercontinental Exchange, Inc.	745,000	60,882
		207,728
Chemicals 3.2%
Methanex Corp.	350,000	19,404
Scotts Miracle-Gro Co.	70,000	5,319
Sherwin-Williams Co.	72,000	30,533
		55,256
Communications Equipment 8.7%
Cisco Systems, Inc.	1,400,000	67,018
Motorola Solutions, Inc.	640,000	84,000
		151,018
Containers & Packaging 3.5%
Ball Corp.	850,000	41,744
Sealed Air Corp.	525,000	19,178
		60,922
Diversified Financial Services 5.7%
Berkshire Hathaway, Inc. Class B *	455,000	99,299

Electrical Equipment 2.2%
Rockwell Automation, Inc.	215,000	37,483

Entertainment 1.6%
Activision Blizzard, Inc.	550,000	27,434

Food & Staples Retailing 4.5%
US Foods Holding Corp. *	2,345,000	77,807

Food Products 1.9%
Mondelez International, Inc. Class A	720,000	32,386

Health Care Equipment & Supplies 1.5%
Hill-Rom Holdings, Inc.	265,000	25,694

Health Care Providers & Services 6.0%
CVS Health Corp.	265,000	21,253
HCA Healthcare, Inc.	575,000	82,794
		104,047
Number of Shares		Value† (000's)
Hotels, Restaurants & Leisure 2.1%
McDonald's Corp.	195,000	$36,760

Industrial Conglomerates 2.7%
3M Co.	224,000	46,574

Insurance 3.9%
Chubb Ltd.	510,000	68,208

Interactive Media & Services 4.6%
Alphabet, Inc. Class C *	73,000	79,893

IT Services 2.5%
PayPal Holdings, Inc. *	512,000	43,935

Machinery 3.7%
Stanley Black & Decker, Inc.	485,000	63,462

Media 0.3%
Comcast Corp. Class A	125,000	4,876

Oil, Gas & Consumable Fuel 2.0%
EOG Resources, Inc.	326,000	33,679

Pharmaceuticals 2.9%
Pfizer, Inc.	1,075,000	49,697

Road & Rail 4.0%
CSX Corp.	960,000	69,725

Semiconductors & Semiconductor Equipment 2.0%
Analog Devices, Inc.	370,000	34,011

Software 2.0%
Microsoft Corp.	310,000	34,376

Specialty Retail 0.5%
Lowe's Cos., Inc.	90,000	8,493

Technology Hardware, Storage & Peripherals 3.3%
Apple, Inc.	323,000	57,681

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc. Class B	390,000	29,297

Total Common Stocks (Cost $1,047,293)		1,709,978

Short-Term Investments 1.0%

Investment Companies 1.0%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (a) (Cost $18,086)	18,086,073	18,086

Total Investments 99.9% (Cost $1,065,379)		1,728,064
Other Assets Less Liabilities 0.1%		1,316

Net Assets 100.0%		$1,729,380

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Multi-Cap Opportunities Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$1,709,978	$—	$—	$1,709,978
Short-Term Investments	—	18,086	—	18,086
Total Investments	$1,709,978	$18,086	$—	$1,728,064

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 99.0%

Apartments 13.7%
Apartment Investment & Management Co. Class A	227,240	$10,701
Equity Residential	289,959	20,659
Essex Property Trust, Inc.	59,075	15,508
Mid-America Apartment Communities, Inc.	135,512	14,034
		60,902
Data Centers 8.4%
CyrusOne, Inc.	105,300	5,905
Digital Realty Trust, Inc.	118,505	13,633
Equinix, Inc.	46,299	17,838
		37,376
Free Standing 3.9%
Four Corners Property Trust, Inc.	253,600	7,035
National Retail Properties, Inc.	203,871	10,206
		17,241
Health Care 9.1%
Healthcare Trust of America, Inc. Class A	354,445	9,967
Ventas, Inc.	246,880	15,674
Welltower, Inc.	204,615	14,800
		40,441
Hotels, Restaurants & Leisure 1.6%
Hyatt Hotels Corp. Class A	98,359	7,014

Industrial 9.0%
EastGroup Properties, Inc.	91,300	9,132
Liberty Property Trust	100,800	4,565
Prologis, Inc.	293,149	19,740
Rexford Industrial Realty, Inc.	202,349	6,605
		40,042
Infrastructure 15.1%
American Tower Corp.	210,530	34,630
Crown Castle International Corp.	169,921	19,524
SBA Communications Corp. *	56,822	9,706
Zayo Group Holdings, Inc. *	117,400	3,090
		66,950
IT Services 1.6%
InterXion Holding NV *	112,083	6,979

Lodging/Resorts 1.9%
Sunstone Hotel Investors, Inc.	543,700	8,297
Number of Shares		Value† (000's)
Manufactured Homes 4.2%
Equity LifeStyle Properties, Inc.	94,435	$9,399
Sun Communities, Inc.	90,575	9,429
		18,828
Office 7.4%
Alexandria Real Estate Equities, Inc.	103,735	12,915
Douglas Emmett, Inc.	336,865	12,437
Highwoods Properties, Inc.	175,900	7,629
		32,981
Real Estate Management & Development 1.6%
Brookfield Asset Management, Inc. Class A	157,815	6,925

Regional Malls 7.5%
Brookfield Property REIT, Inc. Class A	223,145	4,019
Simon Property Group, Inc.	157,798	29,301
		33,320
Self Storage 5.4%
Extra Space Storage, Inc.	94,346	9,055
Public Storage	48,784	10,404
Shurgard Self Storage SA *	158,428	4,488
		23,947
Shopping Centers 3.0%
Kimco Realty Corp.	279,220	4,565
Regency Centers Corp.	133,962	8,528
		13,093
Single Family Homes 4.1%
American Homes 4 Rent Class A	600,425	12,507
Invitation Homes, Inc.	262,281	5,628
		18,135
Timber 1.5%
Weyerhaeuser Co.	254,049	6,710

Total Common Stocks (Cost $410,945)		439,181

Short-Term Investments 1.2%

Investment Companies 1.2%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (a) (Cost $5,261)	5,260,835	5,261
Value† (000's)
Total Investments 100.2% (Cost $416,206)	$444,442
Liabilities Less Other Assets (0.2)%	(739)

Net Assets 100.0%	$443,703

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Real Estate Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$439,181	$—	$—	$439,181
Short-Term Investments	—	5,261	—	5,261
Total Investments	$439,181	$5,261	$—	$444,442

(a)	The Schedule of Investments provides information on the sector categorization for the portfolio.

See Notes to Schedule of Investments

Investments Small Cap Growth Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 95.0%

Aerospace & Defense 1.8%
Axon Enterprise, Inc. *	13,000	$565
Teledyne Technologies, Inc. *	5,000	1,123
		1,688
Airlines 1.1%
Spirit Airlines, Inc. *	16,500	1,058

Auto Components 1.0%
Dorman Products, Inc. *	10,000	879

Banks 3.3%
Pinnacle Financial Partners, Inc.	12,500	717
Seacoast Banking Corp. of Florida *	48,500	1,406
TCF Financial Corp.	40,000	900
		3,023
Beverages 0.6%
MGP Ingredients, Inc. (a)	8,500	578

Biotechnology 14.2%
Acceleron Pharma, Inc. *	22,700	1,201
Agios Pharmaceuticals, Inc. *	16,500	1,086
Alder Biopharmaceuticals, Inc. *	30,000	401
Amicus Therapeutics, Inc. *(a)	179,000	1,976
Arena Pharmaceuticals, Inc. *	13,500	554
Argenx SE ADR *	10,000	968
Array BioPharma, Inc. *	55,000	876
Esperion Therapeutics, Inc. *(a)	5,000	266
Exelixis, Inc. *	45,000	914
Fate Therapeutics, Inc. *(a)	80,000	1,229
Immunomedics, Inc. *	40,000	804
Ligand Pharmaceuticals, Inc. *	5,000	789
Loxo Oncology, Inc. *	3,000	421
Seattle Genetics, Inc. *	11,700	732
Veracyte, Inc. *	42,634	522
Viking Therapeutics, Inc. *(a)	29,000	327
		13,066
Building Products 2.8%
AAON, Inc.	26,000	987
Resideo Technologies, Inc. *	32,000	660
Trex Co, Inc. *	14,000	892
		2,539
Chemicals 1.3%
Ingevity Corp. *	12,000	1,176

Commercial Services & Supplies 2.8%
Casella Waste Systems, Inc. Class A *	43,000	1,404
Number of Shares		Value† (000's)
MSA Safety, Inc.	11,000	$1,199
		2,603
Construction & Engineering 1.1%
MasTec, Inc. *	22,000	992

Consumer Finance 1.1%
Green Dot Corp. Class A *	12,500	1,042

Diversified Consumer Services 3.8%
Bright Horizons Family Solutions, Inc. *	8,000	973
Chegg, Inc. *	46,000	1,286
Grand Canyon Education, Inc. *	10,000	1,224
		3,483
Entertainment 0.9%
Marcus Corp.	19,000	807

Health Care Equipment & Supplies 4.0%
Oxford Immunotec Global PLC *	80,000	1,205
Penumbra, Inc. *	7,500	1,044
Wright Medical Group NV *(a)	50,000	1,398
		3,647
Health Care Providers & Services 4.6%
R1 RCM, Inc. *	250,000	2,290
Tivity Health, Inc. *	47,000	1,925
		4,215
Hotels, Restaurants & Leisure 5.2%
Eldorado Resorts, Inc. *	29,000	1,275
Hilton Grand Vacations, Inc. *	24,000	770
Planet Fitness, Inc. Class A *	24,500	1,353
Red Rock Resorts, Inc. Class A	36,000	942
Texas Roadhouse, Inc.	7,000	462
		4,802
Insurance 1.3%
Primerica, Inc.	10,000	1,189

Internet & Direct Marketing Retail 1.0%
Etsy, Inc. *	17,000	919

IT Services 1.4%
Okta, Inc. *	21,000	1,337

Life Sciences Tools & Services 2.7%
Fluidigm Corp. *	235,000	1,927
MorphoSys AG ADR *	20,000	587
		2,514
Machinery 2.2%
Altra Industrial Motion Corp.	17,000	536
Gardner Denver Holdings, Inc. *	20,000	495
Rexnord Corp. *	34,000	962
		1,993
Number of Shares		Value† (000's)
Marine 0.7%
Kirby Corp. *	9,000	$687

Multiline Retail 1.1%
Ollie's Bargain Outlet Holdings, Inc. *	11,500	1,020

Oil, Gas & Consumable Fuel 0.8%
Matador Resources Co. *	32,500	741

Pharmaceuticals 4.9%
Aerie Pharmaceuticals, Inc. *	44,500	1,775
Akorn, Inc. *	140,000	960
Intersect ENT, Inc. *	26,000	780
Osmotica Pharmaceuticals PLC *(a)	35,000	276
Reata Pharmaceuticals, Inc. Class A *	11,000	695
		4,486
Professional Services 2.3%
Exponent, Inc.	22,000	1,107
Insperity, Inc.	10,000	1,000
		2,107
Road & Rail 2.1%
Genesee & Wyoming, Inc. Class A *	16,000	1,332
Saia, Inc. *	10,000	603
		1,935
Semiconductors & Semiconductor Equipment 0.9%
Monolithic Power Systems, Inc.	6,000	792

Software 17.8%
Alteryx, Inc. Class A *	12,500	752
Coupa Software, Inc. *	19,000	1,224
Descartes Systems Group, Inc. *	43,500	1,280
Everbridge, Inc. *	33,700	1,846
HubSpot, Inc. *	12,800	1,780
New Relic, Inc. *	17,600	1,535
Q2 Holdings, Inc. *	29,000	1,574
RingCentral, Inc. Class A *	20,000	1,658
SailPoint Technologies Holding, Inc. *	50,000	1,301
Trade Desk, Inc. Class A *	5,700	812
Zendesk, Inc. *	22,500	1,337
Zscaler, Inc. *(a)	33,000	1,296
		16,395
Specialty Retail 2.9%
At Home Group, Inc. *	16,000	456
Five Below, Inc. *	7,500	786
Hudson Ltd. Class A *	36,300	753
Monro, Inc.	8,000	651
		2,646

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

Number of Shares		Value† (000's)
Technology Hardware, Storage & Peripherals 1.3%
Pure Storage, Inc. Class A *	61,000	$1,153

Tobacco 1.1%
Turning Point Brands, Inc.	33,000	983

Trading Companies & Distributors 0.9%
Air Lease Corp.	22,000	855

Total Common Stocks (Cost $80,044)		87,350

Short-Term Investments 8.3%

Investment Companies 8.3%
State Street Institutional U.S. Government Money Market Fund Premier Class, 2.15% (b)	5,021,088	5,021
State Street Navigator Securities Lending Government Money Market Portfolio, 2.22% (b)(c)	2,642,509	2,643

Total Short-Term Investments (Cost $7,664)		7,664

Total Investments 103.3% (Cost $87,708)		95,014
Liabilities Less Other Assets (3.3)%		(3,020)

Net Assets 100.0%		$91,994

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at November 30, 2018. Total value of all such securities at November 30, 2018 amounted to approximately $2,667,000 for the Fund.
(b)	Represents 7-day effective yield as of November 30, 2018.
(c)	Represents investment of cash collateral received from securities lending.

See Notes to Schedule of Investments

Schedule of Investments Small Cap Growth Fund
(Unaudited) (cont’d)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$87,350	$—	$—	$87,350
Short-Term Investments	—	7,664	—	7,664
Total Investments	$87,350	$7,664	$—	$95,014

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund
(Unaudited) November 30, 2018
Number of Shares		Value† (000's)

Common Stocks 99.0%

Airlines 1.7%
Ryanair Holdings PLC ADR *	435,768	$35,877

Auto Components 2.8%
Aptiv PLC	848,345	60,996

Banks 6.0%
JPMorgan Chase & Co.	623,674	69,346
U.S. Bancorp	1,132,291	61,665
		131,011
Capital Markets 4.2%
Intercontinental Exchange, Inc.	1,104,825	90,286

Chemicals 2.2%
Sherwin-Williams Co.	113,051	47,942

Consumer Finance 2.8%
American Express Co.	541,589	60,804

Energy Equipment & Services 1.7%
Schlumberger Ltd.	840,058	37,887

Equity Real Estate Investment Trust 2.0%
Weyerhaeuser Co.	1,654,626	43,699

Food & Staples Retailing 3.6%
Kroger Co.	2,616,932	77,618

Health Care Equipment & Supplies 11.0%
Becton, Dickinson & Co.	327,590	82,798
Danaher Corp.	808,599	88,574
Medtronic PLC	684,380	66,748
		238,120
Health Care Providers & Services 8.3%
AmerisourceBergen Corp.	828,546	73,658
Cigna Corp.	305,471	68,236
Premier, Inc. Class A *	981,652	38,932
		180,826
Hotels, Restaurants & Leisure 2.3%
Compass Group PLC	2,284,489	48,991

Industrial Conglomerates 3.3%
3M Co.	343,262	71,371

Insurance 4.0%
Progressive Corp.	1,291,669	85,625

Interactive Media & Services 3.1%
Alphabet, Inc. Class A *	61,444	68,181

Internet & Direct Marketing Retail 2.5%
eBay, Inc. *	1,836,233	54,812

IT Services 5.3%
Cognizant Technology Solutions Corp. Class A	1,031,122	73,447
MasterCard, Inc. Class A	206,194	41,460
		114,907
Media 4.9%
Comcast Corp. Class A	2,707,925	105,636

Oil, Gas & Consumable Fuels 3.9%
Cimarex Energy Co.	164,476	13,484
Number of Shares		Value† (000's)
EQT Corp.	905,908	$16,949
Equitrans Midstream Corp. *	724,726	16,176
Noble Energy, Inc.	1,643,351	39,013
		85,622
Personal Products 3.1%
Unilever NV	1,216,927	67,552

Pharmaceuticals 2.5%
Roche Holding AG	210,954	54,760

Professional Services 1.6%
ManpowerGroup, Inc.	413,959	33,605

Semiconductors & Semiconductor Equipment 3.6%
Texas Instruments, Inc.	789,734	78,855

Software 2.0%
Intuit, Inc.	205,723	44,134

Specialty Chemicals 1.8%
Novozymes A/S B Shares	832,905	38,822

Specialty Retail 4.9%
Advance Auto Parts, Inc.	602,011	106,983

Textiles, Apparel & Luxury Goods 1.5%
Gildan Activewear, Inc.	1,004,923	33,002

Trading Companies & Distributors 2.4%
W.W. Grainger, Inc.	162,758	51,112

Total Common Stocks (Cost $1,530,837)		2,149,036

Principal Amount

Short-Term Investments 0.8%

Certificates of Deposit 0.0%(a)
Carver Federal Savings Bank, 0.25%, due 12/23/18	$100,000	100
Self Help Federal Credit Union, 0.25%, due 12/24/18	250,000	250
Self Help Credit Union, 0.25%, due 2/16/19	250,000	250
		600

Number of Shares

Investment Companies 0.8%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19%(b)	16,009,420	16,009

Total Short-Term Investments (Cost $16,609)		16,609
Value† (000's)

Total Investments 99.8% (Cost $1,547,446)	$2,165,645
Other Assets Less Liabilities 0.2%	4,011

Net Assets 100.0%	$2,169,656

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets
(b)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Fund
(Unaudited) (cont’d)
The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks
Hotels, Restaurants & Leisure	$—	$48,991	$—	$48,991
Pharmaceuticals	—	54,760	—	54,760
Specialty Chemicals	—	38,822	—	38,822
Other Common Stocks(a)	2,006,463	—	—	2,006,463
Total Common Stocks	2,006,463	142,573	—	2,149,036
Short-Term Investments	—	16,609	—	16,609
Total Investments	$2,006,463	$159,182	$—	$2,165,645

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) November 30, 2018

Number of Shares		Value† (000's)
Common Stocks 93.0%

Airlines 1.1%
Delta Air Lines, Inc.	2,558	$155

Banks 8.1%
JPMorgan Chase & Co.	6,453	718
M&T Bank Corp.	828	140
PNC Financial Services Group, Inc.	1,089	148
SunTrust Banks, Inc.	1,305	82
Wells Fargo & Co.	1,757	95
		1,183
Biotechnology 0.9%
BioMarin Pharmaceutical, Inc. *	1,363	131

Capital Markets 1.6%
CME Group, Inc.	1,216	231

Communications Equipment 0.6%
Cisco Systems, Inc.	1,737	83

Diversified Telecommunication Services 5.8%
AT&T, Inc.	6,761	211
CenturyLink, Inc.	7,701	145
Verizon Communications, Inc.	8,099	488
		844
Electric Utilities 9.4%
American Electric Power Co., Inc.	3,710	289
Evergy, Inc.	3,021	179
Exelon Corp.	9,114	423
FirstEnergy Corp.	9,045	342
NextEra Energy, Inc.	756	137
		1,370
Electrical Equipment 1.2%
Emerson Electric Co.	2,550	172

Equity Real Estate Investment Trusts 7.5%
AvalonBay Communities, Inc.	312	59
Equity Residential	4,242	302
Prologis, Inc.	2,648	178
Public Storage	1,012	216
Simon Property Group, Inc.	929	173
SL Green Realty Corp.	1,805	174
		1,102
Food & Staples Retailing 4.5%
Costco Wholesale Corp.	324	75
Walgreens Boots Alliance, Inc.	1,653	140
Walmart, Inc.	4,516	441
		656
Food Products 4.1%
Conagra Brands, Inc.	2,596	84
Kraft Heinz Co.	1,247	64
Number of Shares		Value† (000's)
Mondelez International, Inc. Class A	10,139	$456
		604
Health Care Equipment & Supplies 2.0%
Abbott Laboratories	3,123	231
Medtronic PLC	595	58
		289
Health Care Providers & Services 7.8%
Centene Corp. *	2,505	356
Cigna Corp.	1,129	252
CVS Health Corp.	1,038	83
Express Scripts Holding Co. *	639	65
HCA Healthcare, Inc.	2,629	379
		1,135
Household Products 3.7%
Church & Dwight Co., Inc.	973	65
Procter & Gamble Co.	5,009	473
		538
Industrial Conglomerates 0.6%
Honeywell International, Inc.	580	85

Insurance 4.7%
Aon PLC	1,100	182
Assurant, Inc.	1,040	101
Athene Holding Ltd. Class A *	3,670	160
Chubb Ltd.	1,841	246
		689
Life Sciences Tools & Services 0.3%
Thermo Fisher Scientific, Inc.	189	47

Machinery 0.4%
Deere & Co.	405	63

Media 0.3%
Comcast Corp. Class A	1,209	47

Metals & Mining 3.4%
Newmont Mining Corp.	15,234	493

Multi-Utilities 4.6%
DTE Energy Co.	2,404	288
NiSource, Inc.	8,319	220
Sempra Energy	1,506	173
		681
Multiline Retail 0.7%
Nordstrom, Inc.	1,938	102

Oil, Gas & Consumable Fuels 7.4%
Cabot Oil & Gas Corp.	8,742	220
EOG Resources, Inc.	2,231	231
Exxon Mobil Corp.	7,347	584
Valero Energy Corp.	626	50
		1,085
Personal Products 1.2%
Unilever NV	3,148	175
Number of Shares		Value† (000's)
Pharmaceuticals 8.5%
Johnson & Johnson	2,985	$438
Merck & Co., Inc.	3,639	289
Pfizer, Inc.	11,051	511
		1,238
Software 0.4%
Microsoft Corp.	522	58

Specialty Retail 0.6%
Tiffany & Co.	965	88

Textiles, Apparel & Luxury Goods 0.7%
lululemon Athletica, Inc. *	823	109

Wireless Telecommunication Services 0.9%
T-Mobile US, Inc. *	2,017	138

Total Common Stocks (Cost $12,260)		13,591

Short-Term Investments 6.9%

Investment Companies 6.9%
State Street Institutional Treasury Money Market Fund Premier Class, 2.19% (a) (Cost $999)	999,202	999

Total Investments 99.9% (Cost $13,259)		14,590
Other Assets Less Liabilities 0.1%		19

Net Assets 100.0%		$14,609

*	Non-income producing security.
(a)	Represents 7-day effective yield as of November 30, 2018.

See Notes to Schedule of Investments

Schedule of Investments Value Fund
(Unaudited) (cont'd)

The following is a summary, categorized by Level (see Notes to Schedule of Investments), of inputs used to value the Fund's investments as of November 30, 2018:

Asset Valuation Inputs
(000's omitted)	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks(a)	$13,591	$—	$—	$13,591
Short-Term Investments	—	999	—	999
Total Investments	$13,591	$999	$—	$14,590

(a)	The Schedule of Investments provides information on the industry categorization for the portfolio.

See Notes to Schedule of Investments

                November 30, 2018

Notes to Schedule of Investments (Unaudited)

†
In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurement” (“ASC 820”), all investments held by each of Neuberger Berman Dividend Growth Fund, Neuberger Berman Emerging Markets Equity Fund, Neuberger Berman Equity Income Fund, Neuberger Berman Focus Fund, Neuberger Berman Genesis Fund, Neuberger Berman Global Equity Fund, Neuberger Berman Global Real Estate Fund, Neuberger Berman Greater China Equity Fund, Neuberger Berman Guardian Fund, Neuberger Berman International Equity Fund, Neuberger Berman International Select Fund, Neuberger Berman International Small Cap Fund, Neuberger Berman Intrinsic Value Fund, Neuberger Berman Large Cap Value Fund, Neuberger Berman Mid Cap Growth Fund, Neuberger Berman Mid Cap Intrinsic Value Fund, Neuberger Berman Multi-Cap Opportunities Fund, Neuberger Berman Real Estate Fund,  Neuberger Berman Small Cap Growth Fund, Neuberger Berman Sustainable Equity Fund and Neuberger Berman Value Fund (each individually a “Fund,” and collectively, the “Funds”) are carried at the value that Neuberger Berman Investment Advisers LLC (“Management”) believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds’ investments, some of which are discussed below. Significant Management judgment may be necessary to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•	Level 3 – unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

The value of the Funds’ investments in equity securities, preferred stocks, master limited partnerships, exchange-traded funds, exchange-traded options purchased and options written, convertible preferred stocks and rights, for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price (“NOCP”) provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the “inside” bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.

The value of the Funds’ investments in convertible bonds is determined by Management primarily by obtaining valuations from independent pricing services based on readily available bid quotations or, if quotations are not available, by methods which include various considerations such as underlying stock data, conversion premiums, listed bond and preferred stock prices and other market information that may include trade execution data and sensitivity analysis and adjustments (generally Level 2 inputs), when available.

For information on the Funds' significant accounting policies, please refer to the Funds' most recent shareholder reports.

November 30, 2018
Notes to Schedule of Investments (Unaudited)

Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs).
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not readily available, the security is valued using methods the Neuberger Berman Equity Funds Board of Trustees (the “Board”) has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Numerous factors may be considered when determining the fair value of a security based on Level 2 or Level 3 inputs, including available analyst, media or other reports, securities within the same industry with recent highly correlated performance, trading in futures or American Depositary Receipts and whether the issuer of the security being fair valued has other securities outstanding.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. The Board has approved the use of ICE Data Pricing and Reference Data LLC (“ICE”) to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or on days when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). The Board has also approved the use of ICE to evaluate the prices of foreign debt securities as of the time as of which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the case of both foreign equity and foreign debt securities, in the absence of precise information about the market values of these foreign securities as of the time as of which a Fund’s share price is calculated, the Board has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or next trades.
In August 2018, FASB issued Accounting Standards Update No. 2018-13, “Fair Value Measurement (Topic 820: Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”).  ASU 2018-13 eliminates the requirement to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the timing of transfers between levels of the fair value hierarchy and the valuation processes for Level 3 fair value measurements. ASU 2018-13 will require the need to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

November 30, 2018
Notes to Schedule of Investments (Unaudited)

value measurements and the changes in unrealized gains and losses for recurring Level 3 fair value measurements. ASU 2018-13 will also require that information is provided about the measurement uncertainty of Level 3 fair value measurements as of the reporting date. The guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019 and allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to adopt early the provisions that eliminate the disclosure requirements. Management is still currently evaluating the impact of applying the rest of the guidance.

For information on the Funds’ significant accounting policies, please refer to the Funds’ most recent shareholder reports.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-Q is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Neuberger Berman Equity Funds

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: January 29, 2019

By:	/s/ John M. McGovern
John M. McGovern
Treasurer and Principal Financial
and Accounting Officer

Date: January 29, 2019